UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2011

Item 1.          Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments September 30, 2011 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Value Portfolio

Common Stocks | 99.0%

Aerospace & Defense | 1.8%

General Dynamics Corp.	2,320	$131,985
The Boeing Co.	1,100	66,561

		198,546

Alcohol & Tobacco | 1.4%

Altria Group, Inc.	2,915	78,151
Molson Coors Brewing Co., Class B	1,925	76,249

		154,400

Automotive | 1.2%

Ford Motor Co. (a)	8,375	80,986
Lear Corp.	1,200	51,480

		132,466

Banking | 11.4%

Bank of America Corp.	25,470	155,876
BB&T Corp.	2,240	47,779
Fifth Third Bancorp	9,000	90,900
JPMorgan Chase & Co.	13,416	404,090
PNC Financial Services Group, Inc.	2,735	131,800
Wells Fargo & Co.	16,875	407,025

		1,237,470

Cable Television | 1.1%

Comcast Corp., Class A	5,995	124,037

Chemicals | 1.4%

Air Products & Chemicals, Inc.	730	55,750
The Dow Chemical Co.	4,205	94,444

		150,194

Computer Software | 3.0%

Microsoft Corp.	8,680	216,045
Oracle Corp.	3,710	106,626

		322,671

Description	Shares	Value

Consumer Products | 4.7%

Energizer Holdings, Inc. (a)	1,260	$83,714
Newell Rubbermaid, Inc.	12,265	145,586
The Procter & Gamble Co.	4,395	277,676

		506,976

Electric | 2.7%

American Electric Power Co., Inc.	2,500	95,050
Entergy Corp.	940	62,313
PG&E Corp.	1,420	60,080
PPL Corp.	2,605	74,347

		291,790

Energy Exploration & Production | 3.5%

Anadarko Petroleum Corp.	835	52,647
Devon Energy Corp.	1,985	110,048
EXCO Resources, Inc.	5,450	58,424
Occidental Petroleum Corp.	2,195	156,943

		378,062

Energy Integrated | 7.5%

Alpha Natural Resources, Inc. (a)	2,200	38,918
Chevron Corp.	4,751	439,563
ConocoPhillips	3,000	189,960
Hess Corp.	1,650	86,559
QEP Resources, Inc.	1,900	51,433

		806,433

Energy Services | 1.2%

Halliburton Co.	2,115	64,550
National Oilwell Varco, Inc.	1,375	70,427

		134,977

Financial Services | 4.4%

American Express Co.	1,475	66,228
Ameriprise Financial, Inc.	2,575	101,352
Citigroup, Inc.	3,983	102,044

Invesco, Ltd.	6,655	103,219

Description	Shares	Value

Lazard U.S. Equity Value Portfolio (continued)
The Goldman Sachs Group, Inc.	1,050	$99,278

		472,121

Food & Beverages | 1.5%

General Mills, Inc.	1,690	65,014
Ralcorp Holdings, Inc. (a)	1,225	93,970

		158,984

Forest & Paper Products | 0.6%

Rock-Tenn Co., Class A	1,325	64,501

Health Services | 3.4%

Aetna, Inc.	2,625	95,419
Express Scripts, Inc. (a)	1,900	70,433
WellPoint, Inc.	3,100	202,368

		368,220

Insurance | 4.2%

Aflac, Inc.	2,450	85,628
Everest Re Group, Ltd.	1,260	100,019
MetLife, Inc.	4,350	121,843
Prudential Financial, Inc.	3,165	148,312

		455,802

Leisure & Entertainment | 3.5%

International Game Technology	4,100	59,573
The Walt Disney Co.	2,930	88,369
Time Warner, Inc.	4,200	125,874
Viacom, Inc., Class B	2,605	100,917

		374,733

Manufacturing | 5.3%

Corning, Inc.	7,855	97,088
Dover Corp.	1,975	92,035
General Electric Co.	20,265	308,839
Honeywell International, Inc.	1,705	74,866

		572,828

Description	Shares	Value

Medical Products | 1.2%

Covidien PLC	1,540	$67,914
Medtronic, Inc.	1,735	57,671

		125,585

Metal & Glass Containers | 0.8%

Owens-Illinois, Inc. (a)	5,495	83,084

Metals & Mining | 1.6%

Freeport-McMoRan Copper & Gold, Inc.	2,480	75,516
Newmont Mining Corp.	1,640	103,156

		178,672

Pharmaceutical & Biotechnology | 12.6%

Amgen, Inc.	3,055	167,872
Gilead Sciences, Inc. (a)	2,885	111,938
Johnson & Johnson	4,188	266,817
Merck & Co., Inc.	6,400	209,344
Pfizer, Inc.	29,114	514,736
Warner Chilcott PLC, Class A (a)	6,330	90,519

		1,361,226

Retail | 4.5%

CVS Caremark Corp.	3,465	116,355
Lowe’s Cos., Inc.	4,050	78,327
The TJX Cos., Inc.	1,210	67,119
Wal-Mart Stores, Inc.	4,395	228,100

		489,901

Semiconductor & Components | 5.6%

Intel Corp.	17,270	368,369
Marvell Technology Group, Ltd. (a)	4,225	61,389
TE Connectivity, Ltd.	2,950	83,013
Texas Instruments, Inc.	3,415	91,010

		603,781

Technology Hardware | 4.1%

Apple, Inc. (a)	175	66,707
Cisco Systems, Inc.	16,780	259,922

Description	Shares	Value

Lazard U.S. Equity Value Portfolio (concluded)

Hewlett-Packard Co.	2,365	$53,094
International Business Machines Corp.	340	59,510

		439,233

Telecommunications | 4.2%

AT&T, Inc.	15,775	449,903

Transportation | 0.6%

Union Pacific Corp.	750	61,253

Total Common Stocks (Identified cost $11,773,105)		10,697,849

Short-Term Investment | 1.6%

State Street Institutional Treasury Money Market Fund (Identified cost $177,694)	177,694	177,694

Total Investments | 100.6% (Identified cost $11,950,799) (b)		$10,875,543

Liabilities in Excess of Cash and Other Assets | (0.6)%		(69,853)

Net Assets | 100.0%		$10,805,690

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio

Common Stocks | 97.4%

Aerospace & Defense | 3.3%

Raytheon Co.	29,800	$1,217,926
The Boeing Co.	16,800	1,016,568

		2,234,494

Agriculture | 1.1%

Monsanto Co.	11,700	702,468

Alcohol & Tobacco | 2.2%

Molson Coors Brewing Co., Class B	36,800	1,457,648

Automotive | 1.5%

Lear Corp.	23,900	1,025,310

Banking | 4.6%

BB&T Corp.	19,500	415,935
JPMorgan Chase & Co.	42,791	1,288,865
Wells Fargo & Co.	57,400	1,384,488

		3,089,288

Cable Television | 3.9%

Comcast Corp., Class A	125,100	2,588,319

Commercial Services | 3.3%

Apollo Group, Inc., Class A (a)	14,600	578,306
Corrections Corp. of America (a)	55,200	1,252,488
Republic Services, Inc.	13,100	367,586

		2,198,380

Computer Software | 4.9%

Microsoft Corp.	52,035	1,295,151
Oracle Corp.	68,650	1,973,001

		3,268,152

Consumer Products | 2.3%

Energizer Holdings, Inc. (a)	15,900	1,056,396
Newell Rubbermaid, Inc.	39,200	465,304

		1,521,700

Description	Shares	Value

Energy Exploration & Production | 2.3%

Devon Energy Corp.	17,300	$959,112
EQT Corp.	11,300	602,968

		1,562,080

Energy Integrated | 9.2%

Chevron Corp.	12,900	1,193,508
ConocoPhillips	50,900	3,222,988
CONSOL Energy, Inc.	28,500	967,005
Marathon Petroleum Corp.	28,400	768,504

		6,152,005

Energy Services | 0.6%

Halliburton Co.	14,000	427,280

Financial Services | 3.8%

American Express Co.	15,100	677,990
Ameriprise Financial, Inc.	23,800	936,768
Janus Capital Group, Inc.	55,600	333,600
State Street Corp.	17,200	553,152

		2,501,510

Food & Beverages | 3.9%

General Mills, Inc.	21,700	834,799
Ralcorp Holdings, Inc. (a)	12,215	937,013
Sysco Corp.	31,600	818,440

		2,590,252

Forest & Paper Products | 0.5%

Bemis Co., Inc.	11,400	334,134

Health Services | 0.7%

Quest Diagnostics, Inc.	10,000	493,600

Insurance | 2.6%

Prudential Financial, Inc.	19,400	909,084
The Travelers Cos., Inc.	16,900	823,537

		1,732,621

Leisure & Entertainment | 1.2%

International Game Technology	22,900	332,737

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio (continued)

Viacom, Inc., Class B	11,300	$437,762

		770,499

Manufacturing | 4.0%

Dover Corp.	11,900	554,540
Honeywell International, Inc.	22,393	983,277
Illinois Tool Works, Inc.	18,300	761,280
Northrop Grumman Corp.	7,600	396,416

		2,695,513

Medical Products | 2.3%

Baxter International, Inc.	14,800	830,872
Medtronic, Inc.	22,000	731,280

		1,562,152

Metal & Glass Containers | 1.5%

Ball Corp.	31,330	971,856

Metals & Mining | 2.1%

Freeport-McMoRan Copper & Gold, Inc.	7,700	234,465
Newmont Mining Corp.	18,900	1,188,810

		1,423,275

Pharmaceutical & Biotechnology | 10.3%

Amgen, Inc.	16,800	923,160
Gilead Sciences, Inc. (a)	23,500	911,800
Johnson & Johnson	12,260	781,084
Merck & Co., Inc.	23,300	762,143
Pfizer, Inc.	196,600	3,475,888

		6,854,075

Retail | 9.2%

AutoZone, Inc. (a)	3,100	989,489
CVS Caremark Corp.	19,500	654,810
Lowe’s Cos., Inc.	45,600	881,904
Wal-Mart Stores, Inc.	57,100	2,963,490
Walgreen Co.	20,000	657,800

		6,147,493

Description	Shares	Value

Semiconductor & Components | 4.7%

Intel Corp.	101,000	$2,154,330
Texas Instruments, Inc.	36,400	970,060

		3,124,390

Technology | 2.8%

eBay, Inc. (a)	23,000	678,270
Google, Inc., Class A (a)	2,250	1,157,355

		1,835,625

Technology Hardware | 7.3%

Apple, Inc. (a)	940	358,309
Cisco Systems, Inc.	81,955	1,269,483
EMC Corp. (a)	36,900	774,531
International Business Machines Corp.	11,490	2,011,095
Lexmark International, Inc., Class A (a)	15,800	427,074

		4,840,492

Transportation | 1.3%

Norfolk Southern Corp.	14,200	866,484

Total Common Stocks
(Identified cost $63,971,440)		64,971,095

Preferred Stock | 1.0%

Automotive | 1.0%

Better Place, Inc., Series B (a) (Identified cost $453,501)	151,167	688,868

Short-Term Investment | 1.6%

State Street Institutional Treasury Money Market Fund (Identified cost $1,049,456)	1,049,456	1,049,456

Description	Value

Lazard U.S. Strategic Equity Portfolio (concluded)

Total Investments | 100.0% (Identified cost $65,474,397) (b)	$66,709,419

Liabilities in Excess of Cash and Other Assets | 0.0%	(31,470)

Net Assets | 100.0%	$66,677,949

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio

Common Stocks | 96.2%

Aerospace & Defense | 2.0%

Rockwell Collins, Inc.	50,900	$2,685,484

Alcohol & Tobacco | 2.3%

Molson Coors Brewing Co., Class B	77,600	3,073,736

Automotive | 1.6%

Lear Corp.	49,000	2,102,100

Banking | 3.1%

City National Corp.	27,600	1,042,176
Fifth Third Bancorp	200,800	2,028,080
Signature Bank (a)	22,100	1,054,833

		4,125,089

Chemicals | 0.8%

Eastman Chemical Co.	15,600	1,069,068

Commercial Services | 5.2%

Corrections Corp. of America (a)	134,300	3,047,267
Equifax, Inc.	95,700	2,941,818
The Interpublic Group of Cos., Inc.	131,800	948,960

		6,938,045

Computer Software | 6.2%

BMC Software, Inc. (a)	65,600	2,529,536
Intuit, Inc.	45,100	2,139,544
Quest Software, Inc. (a)	86,400	1,372,032
Symantec Corp. (a)	137,400	2,239,620

		8,280,732

Construction & Engineering | 0.7%

Foster Wheeler AG (a)	53,900	958,881

Consumer Products | 5.5%

Avon Products, Inc.	49,100	962,360
Energizer Holdings, Inc. (a)	49,400	3,282,136
Mattel, Inc.	77,200	1,998,708

Description	Shares	Value

Newell Rubbermaid, Inc.	98,000	$1,163,260

		7,406,464

Education | 1.2%

DeVry, Inc.	43,300	1,600,368

Electric | 4.7%

CMS Energy Corp.	186,300	3,686,877
Wisconsin Energy Corp.	81,300	2,543,877

		6,230,754

Energy Exploration & Production | 3.4%

Energen Corp.	45,000	1,840,050
EQT Corp.	23,500	1,253,960
Noble Energy, Inc.	20,300	1,437,240

		4,531,250

Energy Integrated | 2.4%

CONSOL Energy, Inc.	21,500	729,495
Marathon Petroleum Corp.	42,700	1,155,462
QEP Resources, Inc.	48,900	1,323,723

		3,208,680

Energy Services | 3.0%

Rowan Cos., Inc. (a)	72,700	2,194,813
Tidewater, Inc.	42,000	1,766,100

		3,960,913

Financial Services | 4.3%

Ameriprise Financial, Inc.	65,600	2,582,016
Invesco, Ltd.	134,300	2,082,993
Principal Financial Group, Inc.	49,200	1,115,364

		5,780,373

Food & Beverages | 3.8%

Campbell Soup Co.	69,800	2,259,426
Ralcorp Holdings, Inc. (a)	36,000	2,761,560

		5,020,986

Forest & Paper Products | 0.8%

Bemis Co., Inc.	35,800	1,049,298

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio (continued)

Health Services | 3.4%

HealthSouth Corp. (a)	58,800	$877,884
Laboratory Corp. of America
Holdings (a)	30,100	2,379,405
Quest Diagnostics, Inc.	25,200	1,243,872

		4,501,161

Insurance | 1.0%

PartnerRe, Ltd.	25,700	1,343,339

Leisure & Entertainment | 3.2%

Darden Restaurants, Inc.	39,700	1,697,175
International Game Technology	176,400	2,563,092

		4,260,267

Manufacturing | 4.3%

Dover Corp.	57,800	2,693,480
Thomas & Betts Corp. (a)	53,100	2,119,221
The Timken Co.	29,600	971,472

		5,784,173

Medical Products | 2.5%

DENTSPLY International, Inc.	42,800	1,313,532
Zimmer Holdings, Inc. (a)	36,700	1,963,450

		3,276,982

Metal & Glass Containers | 1.2%

Ball Corp.	51,400	1,594,428

Metals & Mining | 2.4%

Cliffs Natural Resources, Inc.	18,300	936,411
Compass Minerals International, Inc.	30,800	2,056,824
Stillwater Mining Co. (a)	24,600	209,100

		3,202,335

Pharmaceutical & Biotechnology | 4.5%

Medicis Pharmaceutical Corp., Class A	52,200	1,904,256
Warner Chilcott PLC, Class A (a)	135,900	1,943,370

Description	Shares	Value

Waters Corp. (a)	27,900	$2,106,171

		5,953,797

Real Estate | 6.4%

Duke Realty Corp. REIT	153,200	1,608,600
Kilroy Realty Corp. REIT	41,900	1,311,470
LaSalle Hotel Properties REIT	91,100	1,749,120
Tanger Factory Outlet Centers, Inc. REIT	70,800	1,841,508
The Macerich Co. REIT	46,800	1,995,084

		8,505,782

Retail | 6.6%

ANN, Inc. (a)	54,500	1,244,780
AutoZone, Inc. (a)	3,200	1,021,408
Big Lots, Inc. (a)	51,300	1,786,779
Ross Stores, Inc.	44,000	3,462,360
The TJX Cos., Inc.	24,300	1,347,921

		8,863,248

Semiconductor & Components | 2.9%

SanDisk Corp. (a)	43,700	1,763,295
Xilinx, Inc.	76,600	2,101,904

		3,865,199

Technology | 3.1%

Amdocs, Ltd. (a)	93,900	2,546,568
Teradata Corp. (a)	29,100	1,557,723

		4,104,291

Technology Hardware | 3.7%

Ingram Micro, Inc., Class A (a)	75,600	1,219,428
Lexmark International, Inc., Class A (a)	58,500	1,581,255
NCR Corp. (a)	128,000	2,161,920

		4,962,603

Total Common Stocks
(Identified cost $145,772,738)		128,239,826

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio (concluded)

Preferred Stock | 1.5%

Automotive | 1.5%

Better Place, Inc., Series B (a) (Identified cost $1,307,499)	435,833	$1,986,091

Short-Term Investment | 1.8%

State Street Institutional Treasury Money Market Fund (Identified cost $2,388,782)	2,388,782	2,388,782

Total Investments | 99.5% (Identified cost $149,469,019) (b)		$132,614,699

Cash and Other Assets in Excess of Liabilities | 0.5%		667,795

Net Assets | 100.0%		$133,282,494

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio

Common Stocks | 96.4%

Automotive | 1.7%

Modine Manufacturing Co. (a)	134,200	$1,215,852
Tenneco, Inc. (a)	51,350	1,315,074

		2,530,926

Banking | 6.0%

City National Corp.	31,100	1,174,336
East West Bancorp, Inc.	98,900	1,474,599
PacWest Bancorp	168,701	2,351,692
Signature Bank (a)	40,800	1,947,384
Wintrust Financial Corp.	71,693	1,850,396

		8,798,407

Chemicals | 1.9%

Rockwood Holdings, Inc. (a)	40,800	1,374,552
Solutia, Inc. (a)	111,800	1,436,630

		2,811,182

Coal | 0.6%

James River Coal Co. (a)	133,130	848,038

Commercial Services | 3.7%

American Reprographics Co. (a)	237,843	799,152
Equifax, Inc.	81,800	2,514,532
Team, Inc. (a)	99,200	2,081,216

		5,394,900

Computer Software | 5.6%

BMC Software, Inc. (a)	61,100	2,356,016
j2 Global Communications, Inc.	63,730	1,714,337
Quest Software, Inc. (a)	127,500	2,024,700
Red Hat, Inc. (a)	48,150	2,034,819

		8,129,872

Construction & Engineering | 2.1%

Quanta Services, Inc. (a)	162,900	3,060,891

Description	Shares	Value

Consumer Products | 7.9%

Central Garden & Pet Co., Class A (a)	313,200	$2,217,456
Energizer Holdings, Inc. (a)	47,200	3,135,968
Matthews International Corp., Class A	60,050	1,847,138
Newell Rubbermaid, Inc.	129,800	1,540,726
Tempur-Pedic International, Inc. (a)	21,200	1,115,332
The Middleby Corp. (a)	24,350	1,715,701

		11,572,321

Energy Exploration & Production | 2.5%

Cimarex Energy Co.	34,900	1,943,930
Energen Corp.	42,200	1,725,558

		3,669,488

Energy Services | 3.2%

Gulfmark Offshore, Inc. Class A (a)	40,100	1,457,234
Helmerich & Payne, Inc.	39,600	1,607,760
Key Energy Services, Inc. (a)	166,200	1,577,238

		4,642,232

Financial Services | 2.2%

Stifel Financial Corp. (a)	51,800	1,375,808
Waddell & Reed Financial, Inc., Class A	72,800	1,820,728

		3,196,536

Food & Beverages | 1.3%

Ralcorp Holdings, Inc. (a)	25,500	1,956,105

Forest & Paper Products | 4.6%

Bemis Co., Inc.	65,700	1,925,667
Rock-Tenn Co., Class A	32,900	1,601,572
Schweitzer-Mauduit International, Inc.	58,200	3,251,634

		6,778,873

Gas Utilities | 3.1%

AGL Resources, Inc.	65,600	2,672,544
New Jersey Resources Corp.	41,800	1,779,426

		4,451,970

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio (continued)

Health Services | 1.8%

HealthSouth Corp. (a)	74,900	$1,118,257
VCA Antech, Inc. (a)	93,900	1,500,522

		2,618,779

Housing | 0.9%

Owens Corning, Inc. (a)	59,800	1,296,464

Insurance | 1.6%

Arch Capital Group, Ltd. (a)	73,000	2,385,275

Leisure & Entertainment | 4.9%

Bally Technologies, Inc. (a)	86,105	2,323,113
Darden Restaurants, Inc.	31,000	1,325,250
Texas Roadhouse, Inc.	139,300	1,841,546
WMS Industries, Inc. (a)	96,100	1,690,399

		7,180,308

Manufacturing | 7.0%

BE Aerospace, Inc. (a)	76,800	2,542,848
FLIR Systems, Inc.	47,300	1,184,865
Harsco Corp.	98,100	1,902,159
Regal-Beloit Corp.	33,050	1,499,809
The Timken Co.	43,700	1,434,234
TriMas Corp. (a)	110,400	1,639,440

		10,203,355

Medical Products | 1.7%

Haemonetics Corp. (a)	43,300	2,532,184

Metals & Mining | 2.3%

Compass Minerals International, Inc.	28,000	1,869,840
Horsehead Holding Corp. (a)	196,140	1,455,359

		3,325,199

Pharmaceutical & Biotechnology | 4.8%

Medicis Pharmaceutical Corp., Class A	73,600	2,684,928
Warner Chilcott PLC, Class A (a)	142,300	2,034,890

Description	Shares	Value

Waters Corp. (a)	29,500	$2,226,955

		6,946,773

Real Estate | 8.2%

Duke Realty Corp. REIT	203,000	2,131,500
Kilroy Realty Corp. REIT	81,550	2,552,515
LaSalle Hotel Properties REIT	128,500	2,467,200
Tanger Factory Outlet Centers, Inc. REIT	87,900	2,286,279
The Macerich Co. REIT	60,877	2,595,187

		12,032,681

Retail | 5.5%

American Eagle Outfitters, Inc.	170,550	1,998,846
ANN, Inc. (a)	79,100	1,806,644
Brown Shoe Co., Inc.	224,736	1,600,120
Iconix Brand Group, Inc. (a)	102,600	1,621,080
Williams-Sonoma, Inc.	34,000	1,046,860

		8,073,550

Semiconductor & Components | 3.0%

ON Semiconductor Corp. (a)	249,500	1,788,915
Xilinx, Inc.	93,900	2,576,616

		4,365,531

Technology | 0.9%

SS&C Technologies Holdings, Inc. (a)	95,739	1,368,110

Technology Hardware | 4.0%

Lexmark International, Inc., Class A (a)	67,100	1,813,713
NCR Corp. (a)	113,300	1,913,637
Polycom, Inc. (a)	113,900	2,092,343

		5,819,693

Transportation | 2.2%

Echo Global Logistics, Inc. (a)	161,276	2,144,971
UTi Worldwide, Inc.	87,050	1,135,132

		3,280,103

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio (concluded)

Water | 1.2%

California Water Service Group	95,600	$1,693,076

Total Common Stocks (Identified cost $169,578,147)		140,962,822

Preferred Stock | 0.5%

Automotive | 0.5%

Better Place, Inc., Series B (a) (Identified cost $452,901)	150,967	687,957

Description	Principal Amount (000)	Value

Repurchase Agreement | 3.6%

State Street Bank and Trust Co., 0.01%, 10/03/11 (Dated 09/30/11, collateralized by $4,765,000 United States Treasury Note, 3.125%, 05/15/21, with a value of $5,330,844) Proceeds of $5,225,004 (Identified cost $5,225,000)	$5,225	$5,225,000

Total Investments | 100.5% (Identified cost $175,256,048) (b)		$146,875,779

Liabilities in Excess of Cash and Other Assets | (0.5)%		(738,666)

Net Assets | 100.0%		$146,137,113

Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks | 95.9%

Australia | 21.4%

ConnectEast Group	15,722,481	$8,267,517
DUET Group	7,816,025	12,142,734
Hastings Diversified Utilities Fund	674,799	993,848
Macquarie Atlas Roads Group (a)	3,938,644	4,954,564
MAp Group	680,294	2,107,525
SP AusNet	2,303,857	2,067,032
Spark Infrastructure Group (c)	7,617,759	9,120,312
Transurban Group	1,641,576	8,533,837

		48,187,369

Austria | 2.1%

Flughafen Wien AG	109,961	4,702,925

Canada | 1.5%

Canadian National Railway Co.	16,967	1,133,886
Canadian Pacific Railway, Ltd.	46,600	2,246,619

		3,380,505

France | 2.2%

Aeroports de Paris	66,078	4,963,239

Germany | 4.5%

Fraport AG	174,668	10,192,937

Italy | 16.6%

Atlantia SpA	973,268	13,958,483
Autostrada Torino-Milano SpA	686,833	6,512,612
Digital Multimedia Technologies SpA (a)	30,224	633,003
Hera SpA	2,199,329	3,329,782
Snam Rete Gas SpA	235,047	1,085,007
Societa Iniziative Autostradali e Servizi SpA	1,102,275	8,489,856
Terna Rete Elettrica Nazionale SpA	937,175	3,476,368

		37,485,111

Description	Shares	Value

Japan | 14.6%

Osaka Gas Co., Ltd.	3,270,300	$13,593,715
Toho Gas Co., Ltd.	881,350	5,786,088
Tokyo Gas Co., Ltd.	2,897,700	13,497,595

		32,877,398

Mexico | 4.2%

Grupo Aeroportuario del Centro Norte SAB de CV	2,620,047	4,220,504
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	282,800	947,190
Grupo Aeroportuario del Sureste SAB de CV, B Shares	856,700	4,253,710

		9,421,404

South Korea | 2.9%

Macquarie Korea Infrastructure Fund	1,542,984	6,521,923

Spain | 8.0%

Abertis Infraestructuras SA	357,437	5,492,464
Enagas SA	121,500	2,237,495
Red Electrica Corporacion SA	224,767	10,257,104

		17,987,063

Switzerland | 2.7%

Flughafen Zuerich AG	16,314	6,136,399

United States | 15.2%

American States Water Co.	133,900	4,543,227
California Water Service Group	321,400	5,691,994
CSX Corp.	405,600	7,572,552
Norfolk Southern Corp.	72,200	4,405,644
PG&E Corp.	105,400	4,459,474
SJW Corp.	48,900	1,064,553
Union Pacific Corp.	53,306	4,353,501
Wisconsin Energy Corp.	73,200	2,290,428

		34,381,373

Total Common Stocks
(Identified cost $237,514,725)		216,237,646

Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio (continued)

Short-Term Investment | 3.2%

State Street Institutional Treasury Money Market Fund (Identified cost $7,303,096)	7,303,096	$7,303,096

Total Investments | 99.1% (Identified cost $244,817,821) (b)		$223,540,742

Cash and Other Assets in Excess of Liabilities | 0.9%		2,085,194

Net Assets | 100.0%		$225,625,936

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at September 30, 2011:

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts
AUD	HSB	12/14/11	2,680,313	$2,622,124	$2,571,803	$—	$50,321
AUD	HSB	12/14/11	3,074,058	2,991,673	2,949,606	—	42,067
CAD	CAN	12/14/11	121,466	117,737	115,732	—	2,005
JPY	MEL	12/14/11	168,937,462	2,203,896	2,192,554	—	11,342

Total Forward Currency Purchase Contracts				$7,935,430	$7,829,695	$—	$105,735

Forward Currency Sale Contracts
AUD	HSB	12/14/11	56,298,114	$54,018,915	$56,880,237	$2,861,322	$—
CAD	CAN	12/14/11	874,165	832,902	849,364	16,462	—
CAD	CAN	12/14/11	2,596,727	2,474,154	2,613,124	138,970	—
CHF	CIT	12/14/11	833,466	920,865	950,794	29,929	—
CHF	CIT	12/14/11	4,817,360	5,322,520	5,482,558	160,038	—
EUR	BRC	12/14/11	5,092,861	6,820,919	6,938,326	117,407	—
EUR	BRC	12/14/11	50,876,555	68,139,471	69,610,117	1,470,646	—
JPY	HSB	12/14/11	940,195,499	12,202,325	12,272,170	69,845	—
JPY	MEL	12/14/11	1,682,364,764	21,834,567	21,966,427	131,860	—
KRW	MEL	12/21/11	7,028,029,497	5,941,266	6,019,725	78,459	—
MXN	SSB	12/14/11	119,435,685	8,554,515	9,202,935	648,420	—

Total Forward Currency Sale Contracts				$187,062,419	$192,785,777	5,723,358	—

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$5,723,358	$105,735

Description	Shares	Value

Lazard International Equity Portfolio

Common Stocks | 93.8%

Australia | 3.9%

James Hardie Industries SE (a)	179,640	$979,846
QBE Insurance Group, Ltd.	54,000	662,557
Telstra Corp., Ltd.	770,700	2,297,013

		3,939,416

Belgium | 2.8%

Anheuser-Busch InBev NV	53,180	2,820,316

Brazil | 2.9%

Banco do Brasil SA	93,565	1,236,088
Cielo SA	41,340	921,232
MRV Engenharia e Participacoes SA	147,200	753,908

		2,911,228

Canada | 1.8%

Potash Corp. of Saskatchewan, Inc.	20,100	872,745
Rogers Communications, Inc., Class B	26,900	920,797

		1,793,542

China | 0.8%

Weichai Power Co., Ltd., Class H	186,000	845,975

Finland | 1.3%

Sampo Oyj, A Shares	50,560	1,266,314

France | 9.3%

BNP Paribas SA	29,318	1,160,475
Danone SA	14,680	903,425
Sanofi SA	42,727	2,805,415
Technip SA	15,330	1,226,828
Total SA	41,446	1,827,382
Valeo SA	35,160	1,476,460

		9,399,985

Germany | 6.4%

Bayerische Motoren Werke AG	26,030	1,724,755

Description	Shares	Value

GEA Group AG	16,900	$394,876
Merck KGaA	15,912	1,302,008
SAP AG	28,980	1,477,262
Siemens AG	17,458	1,577,194

		6,476,095

Ireland | 0.8%

Ryanair Holdings PLC Sponsored ADR (a)	31,200	803,400

Italy | 1.1%

Atlantia SpA	74,530	1,068,900

Japan | 18.8%

Asics Corp.	51,690	700,983
Canon, Inc.	47,800	2,164,004
Daito Trust Construction Co., Ltd.	35,100	3,218,488
Don Quijote Co., Ltd.	51,200	1,829,950
eAccess, Ltd.	1,282	323,983
Fanuc Corp.	10,300	1,418,091
JS Group Corp.	82,500	2,310,866
Mitsubishi Corp.	43,700	889,937
Mitsubishi Estate Co., Ltd.	78,000	1,262,365
Sumitomo Mitsui Financial Group, Inc.	46,300	1,306,683
Yahoo Japan Corp.	5,266	1,636,045
Yamada Denki Co., Ltd.	26,920	1,879,489

		18,940,884

Netherlands | 1.3%

ING Groep NV (a)	189,250	1,331,944

New Zealand | 1.5%

Telecom Corp. of New Zealand, Ltd.	779,300	1,541,032

Norway | 0.6%

Aker Solutions ASA	65,230	625,886

Russia | 1.1%

Sberbank of Russia	519,300	1,137,657

Description	Shares	Value

Lazard International Equity Portfolio (concluded)

South Africa | 0.7%

Mr Price Group, Ltd. ADR (a)	40,600	$655,690

South Korea | 2.4%

Hyundai Mobis	3,600	1,022,411

Samsung Electronics Co., Ltd. GDR (c)	4,089	1,437,370

		2,459,781

Spain | 1.3%

Amadeus IT Holding SA, A Shares	74,720	1,199,463
Mediaset Espana Comunicacion SA	21,554	122,382

		1,321,845

Sweden | 2.1%

Assa Abloy AB, Class B	53,600	1,103,452
Swedbank AB, A Shares	93,200	1,027,007

		2,130,459

Switzerland | 5.3%

Julius Baer Group, Ltd.	41,680	1,388,968
Novartis AG	70,180	3,916,714

		5,305,682

Turkey | 1.3%

Koc Holding AS	146,700	544,357
Turkiye Garanti Bankasi AS ADR	192,600	753,066

		1,297,423

United Kingdom | 26.3%

BG Group PLC	63,110	1,201,760
BHP Billiton PLC	73,400	1,944,951
British American Tobacco PLC	49,149	2,083,178
GlaxoSmithKline PLC	145,150	2,996,836
Informa PLC	288,391	1,466,456
International Power PLC	209,230	991,160
Prudential PLC	206,680	1,769,012

Description	Shares	Value

Rexam PLC	273,874	$1,313,409
Royal Dutch Shell PLC, A Shares	75,650	2,346,309
Standard Chartered PLC	87,633	1,749,101
Tullow Oil PLC	46,630	946,062
Unilever PLC	92,950	2,911,730
Vodafone Group PLC	459,008	1,185,317
Wm Morrison Supermarkets PLC	241,490	1,088,929
WPP PLC	122,640	1,131,004
Xstrata PLC	113,770	1,426,839

		26,552,053

Total Common Stocks
(Identified cost $97,707,234)		94,625,507

Description	Principal Amount (000)	Value

Repurchase Agreement | 6.3%

State Street Bank and Trust Co., 0.01%, 10/03/11 (Dated 09/30/11, collateralized by $5,830,000 United States Treasury Note, 3.125%, 05/15/21, with a value of $6,522,313) Proceeds of $6,393,005 (Identified cost $6,393,000)	$6,393	$6,393,000

Total Investments | 100.1%
(Identified cost $104,100,234) (b)		$101,018,507

Liabilities in Excess of Cash and Other Assets | (0.1)%		(52,250)

Net Assets | 100.0%		$100,966,257

Description	Shares	Value

Lazard International Equity Select Portfolio

Common Stocks | 97.5%

Australia | 5.2%

BHP Billiton, Ltd.	4,202	$139,612
Telstra Corp., Ltd.	54,744	163,160

		302,772

Belgium | 3.2%

Anheuser-Busch InBev NV	3,510	186,147

Brazil | 6.7%

Banco do Brasil SA	9,333	123,298
Cielo SA	4,830	107,633
MRV Engenharia e Participacoes SA	11,000	56,338
Vale SA Sponsored ADR	4,508	102,783

		390,052

Canada | 1.0%

Rogers Communications, Inc., Class B	1,749	59,869

China | 1.2%

Weichai Power Co., Ltd., Class H	14,957	68,028

Finland | 1.6%

Sampo Oyj, A Shares	3,633	90,991

France | 10.2%

BNP Paribas SA	1,038	41,087
Danone SA	924	56,864
LVMH Moet Hennessy Louis Vuitton SA	617	81,818
Sanofi SA	2,347	154,102
Technip SA	971	77,707
Total SA	2,761	121,734
Valeo SA	1,414	59,378

		592,690

Germany | 6.0%

Bayerische Motoren Werke AG	1,437	95,216
GEA Group AG	1,065	24,884

Description	Shares	Value

Merck KGaA	742	$60,715
SAP AG	3,263	166,332

		347,147

Indonesia | 1.6%

PT Telekomunikasi Indonesia Tbk Sponsored ADR	2,881	95,275

Ireland | 1.1%

Ryanair Holdings PLC Sponsored ADR (a)	2,500	64,375

Italy | 1.4%

Atlantia SpA	5,620	80,601

Japan | 15.1%

Canon, Inc.	2,292	103,763
Daito Trust Construction Co., Ltd.	1,465	134,333
Fanuc Corp.	886	121,983
Honda Motor Co., Ltd.	25	733
JS Group Corp.	4,000	112,042
Mitsubishi Estate Co., Ltd.	4,990	80,759
Sumitomo Mitsui Financial Group, Inc.	3,276	92,456
Yahoo Japan Corp.	353	109,670
Yamada Denki Co., Ltd.	1,680	117,294

		873,033

Netherlands | 1.0%

ING Groep NV (a)	7,846	55,220

Russia | 2.0%

Mobile TeleSystems OJSC
Sponsored ADR	3,134	38,548
Sberbank of Russia	35,697	78,203

		116,751

South Africa | 1.7%

Mr Price Group, Ltd.	5,927	49,192
Standard Bank Group, Ltd.	4,440	50,883

		100,075

Description	Shares	Value

Lazard International Equity Select Portfolio (concluded)

South Korea | 3.5%

Hyundai Mobis	260	$73,841
KT&G Corp.	2,060	128,493

		202,334

Sweden | 2.9%

Assa Abloy AB, Class B	5,274	108,575
Swedbank AB, A Shares	5,580	61,488

		170,063

Switzerland | 4.4%

Novartis AG	3,851	214,923
UBS AG (a)	3,684	41,936

		256,859

Taiwan | 2.1%

Taiwan Semiconductor Manufacturing Co., Ltd.	52,341	118,592

Turkey | 2.6%

Koc Holding AS	17,501	64,940
Turkcell Iletisim Hizmetleri AS (a)	8,524	38,659
Turkiye Garanti Bankasi AS	11,448	44,386

		147,985

United Kingdom | 23.0%

BG Group PLC	4,465	85,024
British American Tobacco PLC	4,102	173,863
GlaxoSmithKline PLC	8,122	167,691
Informa PLC	16,367	83,225
Petrofac, Ltd.	3,965	73,357
Prudential PLC	10,723	91,780
Rexam PLC	15,163	72,717
Royal Dutch Shell PLC, A Shares	2,965	92,059
Standard Chartered PLC	5,604	111,852
Tullow Oil PLC	3,558	72,187
Unilever PLC	5,182	162,330

Description	Shares	Value

Wm Morrison Supermarkets PLC	14,983	$67,562
Xstrata PLC	6,640	83,275

		1,336,922

Total Common Stocks (Identified cost $6,082,892)		5,655,781

Short-Term Investment | 4.0%

State Street Institutional Treasury Money Market Fund (Identified cost $231,513)	231,513	231,513

Total Investments | 101.5% (Identified cost $6,314,405) (b)		$5,887,294

Liabilities in Excess of Cash and Other Assets | (1.5)%		(84,167)

Net Assets | 100.0%		$5,803,127

Description	Shares	Value

Lazard International Strategic Equity Portfolio

Common Stocks | 93.2%

Australia | 2.7%

James Hardie Industries SE (a)	1,064,000	$5,803,586
Toll Holdings, Ltd.	1,260,950	5,287,629

		11,091,215

Belgium | 2.9%

Anheuser-Busch InBev NV	165,330	8,768,013
Umicore NV	88,150	3,195,608

		11,963,621

Brazil | 0.7%

Duratex SA	623,080	2,853,194

China | 2.9%

CITIC Securities Co., Ltd. (a), (c)	1,612,000	2,753,114
Weichai Power Co., Ltd., Class H	846,000	3,847,821
Yingde Gases Group Co.	5,571,000	5,055,844

		11,656,779

Egypt | 1.6%

Commercial International Bank Egypt SAE	890,525	3,428,524
Eastern Co. SAE	197,220	2,942,472

		6,370,996

Finland | 2.7%

Sampo Oyj, A Shares	429,600	10,759,660

France | 8.6%

BNP Paribas SA	119,333	4,723,481
Christian Dior SA	67,440	7,544,573
Sanofi SA	182,600	11,989,344
Technip SA	51,880	4,151,849
Valeo SA	148,110	6,219,525

		34,628,772

Germany | 5.4%

Bayerische Motoren Werke AG	95,110	6,302,016

Description	Shares	Value

GEA Group AG	282,467	$6,599,962
Merck KGaA	49,570	4,056,091
Sky Deutschland AG (a)	541,760	1,397,418
Symrise AG	153,813	3,573,855

		21,929,342

India | 0.9%

United Phosphorus, Ltd.	1,379,551	3,829,046

Indonesia | 1.3%

Media Nusantara Citra Tbk PT	46,267,500	5,299,381

Ireland | 2.4%

Kerry Group PLC	200,560	7,037,973
Ryanair Holdings PLC Sponsored ADR (a)	97,544	2,511,758

		9,549,731

Italy | 1.1%

Prysmian SpA	346,601	4,546,144

Japan | 14.7%

Asics Corp.	574,750	7,794,346
Daito Trust Construction Co., Ltd.	108,100	9,912,208
Don Quijote Co., Ltd.	399,400	14,275,042
JS Group Corp.	373,500	10,461,921
Yahoo Japan Corp.	27,283	8,476,303
Yamada Denki Co., Ltd.	123,560	8,626,661

		59,546,481

Netherlands | 2.3%

ASM International NV	183,875	4,571,177
ING Groep NV (a)	658,550	4,634,882

		9,206,059

Norway | 0.6%

Aker Solutions ASA	250,510	2,403,659

Poland | 0.7%

Powszechna Kasa Oszczednosci Bank Polski SA	278,000	2,723,658

Description	Shares	Value

Lazard International Strategic Equity Portfolio (concluded)

Russia | 1.1%

Sberbank of Russia	2,008,094	$4,399,234

South Africa | 1.1%

Aspen Pharmacare Holdings, Ltd. (a)	415,530	4,687,174

South Korea | 2.1%

Hyundai Mobis	16,966	4,818,398
Paradise Co., Ltd.	524,780	3,673,118

		8,491,516

Spain | 1.8%

Amadeus IT Holding SA, A Shares	451,720	7,251,354

Switzerland | 4.7%

Julius Baer Group, Ltd.	166,602	5,551,940
Novartis AG	191,410	10,682,506
UBS AG (a)	248,180	2,825,100

		19,059,546

United Kingdom | 30.9%

AMEC PLC	344,518	4,333,266
Associated British Foods PLC	652,710	11,194,630
BBA Aviation PLC	1,939,278	5,033,839
BG Group PLC	410,940	7,825,243
British American Tobacco PLC	367,158	15,561,973
British Sky Broadcasting Group PLC	275,450	2,827,962
Cairn Energy PLC (a)	850,070	3,684,105
GlaxoSmithKline PLC	455,820	9,411,078
IG Group Holdings PLC	817,200	5,646,807
Imperial Tobacco Group PLC	126,390	4,268,255
Informa PLC	2,282,601	11,606,930
Prudential PLC	1,173,750	10,046,342
Rexam PLC	1,931,030	9,260,580
TalkTalk Telecom Group PLC	2,470,643	4,854,661
Tullow Oil PLC	244,020	4,950,846
Unilever PLC	291,004	9,115,922

Description	Shares	Value

Xstrata PLC	416,180	$5,219,493

		124,841,932

Total Common Stocks (Identified cost $399,984,151)		377,088,494

Preferred Stock | 1.3%

Brazil | 1.3%

Banco Bradesco SA (Identified cost $6,140,381)	355,072	5,232,839

Short-Term Investment | 7.3%

State Street Institutional Treasury Money Market Fund (Identified cost $29,629,827)	29,629,827	29,629,827

Total Investments | 101.8% (Identified cost $435,754,359) (b)		$411,951,160

Liabilities in Excess of Cash and Other Assets | (1.8)%		(7,402,305)

Net Assets | 100.0%		$404,548,855

Description	Shares	Value

Lazard International Small Cap Equity Portfolio

Common Stocks | 98.1%

Australia | 4.9%

Cabcharge Australia, Ltd.	139,378	$579,442
Fairfax Media, Ltd.	376,353	296,028
Industrea, Ltd.	364,503	420,828
James Hardie Industries SE (a)	147,374	803,851
Macquarie Atlas Roads Group (a)	532,568	669,937

		2,770,086

Austria | 2.8%

Andritz AG	10,596	868,806
Kapsch TrafficCom AG	10,708	706,120

		1,574,926

Belgium | 5.5%

Arseus NV	69,843	965,023
EVS Broadcast Equipment SA	11,898	618,023
Kinepolis Group NV	9,069	671,272
Telenet Group Holding NV	24,138	884,357

		3,138,675

Finland | 1.0%

Vacon Oyj	11,917	554,428

France | 4.6%

Ingenico SA	19,932	748,702
Valeo SA	18,699	785,220
Virbac SA	6,757	1,095,199

		2,629,121

Germany | 7.2%

Asian Bamboo AG	18,998	299,473
CompuGroup Medical AG	75,087	895,566
CTS Eventim AG	38,869	1,157,423
Fielmann AG	1	100
NORMA Group	25,165	413,469
Pfeiffer Vacuum Technology AG	7,921	689,932

Description	Shares	Value

Wirecard AG	43,223	$663,294

		4,119,257

Hong Kong | 2.5%

AAC Technologies Holdings, Inc.	368,000	790,088
EVA Precision Industrial Holdings, Ltd.	1,338,000	332,460
Man Wah Holdings, Ltd.	773,600	301,121

		1,423,669

Ireland | 2.5%

C&C Group PLC	144,438	544,559
DCC PLC	35,320	886,466

		1,431,025

Italy | 2.3%

DiaSorin SpA	16,021	591,082
MARR SpA	67,447	697,635

		1,288,717

Japan | 29.0%

Ain Pharmaciez, Inc.	25,300	1,118,842
Asahi Holdings, Inc.	45,801	970,143
Benesse Holdings, Inc.	16,100	709,279
Daiseki Co., Ltd.	36,900	728,834
Don Quijote Co., Ltd.	34,600	1,236,646
Dr. Ci:Labo Co., Ltd.	184	1,186,283
eAccess, Ltd.	1,702	430,124
JAFCO Co., Ltd.	22,500	417,290
JSR Corp.	38,000	653,199
Konami Corp.	39,550	1,327,905
Kurita Water Industries, Ltd.	23,300	651,724
Misumi Group, Inc.	38,000	843,265
Nomura Research Institute, Ltd.	24,700	561,451
OSG Corp.	42,800	514,903
Rinnai Corp.	10,700	894,349
Santen Pharmaceutical Co., Ltd.	19,790	827,069
Shinko Plantech Co., Ltd.	77,800	727,683
Suruga Bank, Ltd.	103,300	1,004,422

Description	Shares	Value

Lazard International Small Cap Equity Portfolio (concluded)

Sysmex Corp.	20,600	$739,951
USS Co., Ltd.	11,370	967,135

		16,510,497

Netherlands | 4.2%

Aalberts Industries NV	40,754	607,833
Imtech NV	22,141	622,351
InterXion Holding NV	47,800	564,518
Unit 4 NV	24,489	598,245

		2,392,947

New Zealand | 1.0%

Telecom Corp. of New Zealand, Ltd.	290,502	574,455

Norway | 4.1%

BW Offshore, Ltd.	332,539	579,111
Kongsberg Gruppen ASA	52,767	913,636
TGS Nopec Geophysical Co. ASA	47,120	875,884

		2,368,631

Singapore | 0.7%

Ezra Holdings, Ltd.	659,000	420,249

South Africa | 0.6%

Aquarius Platinum, Ltd.	117,482	322,129

Sweden | 6.6%

Duni AB	42,778	322,029
Elekta AB, B Shares	22,600	847,283
Getinge AB, B Shares	39,410	859,087
Indutrade AB	19,220	457,491
Intrum Justitia AB	47,400	580,005
Loomis AB, B Shares	60,033	702,462

		3,768,357

Switzerland | 2.3%

Dufry AG (a)	9,151	798,162

Description	Shares	Value

Swissquote Group Holding SA	12,949	$532,603

		1,330,765

United Kingdom | 16.3%

Abcam PLC	76,587	431,261
APR Energy PLC (a)	31,741	558,326
Chemring Group PLC	97,131	796,028
Dignity PLC	67,059	886,861
Diploma PLC	124,088	615,151
GlobeOp Financial Services SA	138,447	622,921
IG Group Holdings PLC	155,917	1,077,378
Intertek Group PLC	22,215	636,937
Jupiter Fund Management PLC	191,830	582,137
Melrose PLC	135,521	611,419
Premier Oil PLC (a)	119,519	642,464
Rightmove PLC	41,801	776,704
TalkTalk Telecom Group PLC	304,196	597,726
XP Power, Ltd.	29,399	485,300

		9,320,613

Total Common Stocks (Identified cost $52,525,647)		55,938,547

Preferred Stock | 1.0%

Germany | 1.0%

Fuchs Petrolub AG (Identified cost $361,509)	14,589	601,592

Short-Term Investment | 0.5%

State Street Institutional Treasury Money Market Fund (Identified cost $258,684)	258,684	258,684

Total Investments | 99.6% (Identified cost $53,145,840) (b)		$56,798,823

Cash and Other Assets in Excess of Liabilities | 0.4%		200,134

Net Assets | 100.0%		$56,998,957

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio

Common Stocks | 95.4%

Argentina | 1.5%

YPF Sociedad Anonima Sponsored ADR	5,921,697	$202,581,254

Brazil | 18.1%

Banco do Brasil SA	38,006,110	502,099,068
CCR SA	4,958,600	129,091,062
Cielo SA	22,607,720	503,796,553
Companhia Siderurgica Nacional SA Sponsored ADR	20,477,424	162,590,747
Natura Cosmeticos SA	10,427,600	177,467,464
Redecard SA	35,673,820	485,706,577
Souza Cruz SA	16,484,825	165,878,415
Vale SA Sponsored ADR	16,753,700	381,984,360

		2,508,614,246

Canada | 1.1%

First Quantum Minerals, Ltd.	11,339,200	150,951,274

China | 2.2%

China Construction Bank Corp., Class H	188,660,220	112,575,017
NetEase.com, Inc. Sponsored ADR (a)	2,173,256	82,931,449
Weichai Power Co., Ltd., Class H	25,154,500	114,408,993

		309,915,459

Egypt | 2.7%

Commercial International Bank Egypt SAE	29,075,818	111,941,994
Eastern Co. SAE	3,555,807	53,051,728
Egyptian Co. for Mobile Services	2,350,675	37,238,806
Orascom Construction Industries	4,547,912	165,363,229

		367,595,757

France | 0.7%

CFAO SA	2,649,151	94,998,388

Description	Shares	Value

Hong Kong | 1.4%

Huabao International Holdings, Ltd.	242,856,000	$197,969,086

Hungary | 1.0%

OTP Bank PLC	9,593,589	141,283,387

India | 6.3%

Bank of India	16,966,957	107,865,715
Bharat Heavy Electricals, Ltd.	7,071,092	233,481,244
Infosys, Ltd. Sponsored ADR	1,761,408	89,955,107
Jindal Steel & Power, Ltd.	15,903,785	160,961,774
Punjab National Bank, Ltd.	14,600,569	282,382,201

		874,646,041

Indonesia | 6.2%

PT Bank Mandiri Tbk	139,960,930	97,741,462
PT Perusahaan Gas Negara (Persero) Tbk	271,342,500	80,734,349
PT Semen Gresik (Persero) Tbk	144,075,800	134,787,494
PT Tambang Batubara Bukit Asam Tbk	54,804,500	102,584,372
PT Telekomunikasi Indonesia Tbk Sponsored ADR	9,862,749	326,161,110
PT United Tractors Tbk	46,932,984	114,358,148

		856,366,935

Malaysia | 0.6%

British American Tobacco Malaysia Berhad	6,352,600	88,691,754

Mexico | 4.9%

America Movil SAB de CV ADR, Series L	8,896,770	196,440,682
Desarrolladora Homex SAB de CV ADR (a)	2,944,968	39,757,068
Grupo Mexico SAB de CV, Series B	91,630,593	216,713,724
Grupo Televisa SA Sponsored ADR	6,968,000	128,141,520
Kimberly-Clark de Mexico SAB de CV, Series A	18,479,165	94,271,597

		675,324,591

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (continued)

Pakistan | 1.4%

Oil & Gas Development Co., Ltd.	54,371,349	$82,403,565
Pakistan Petroleum, Ltd.	53,843,868	116,544,117

		198,947,682

Philippines | 2.1%

Philippine Long Distance Telephone Co. Sponsored ADR	6,014,850	297,915,520

Russia | 7.6%

Gazprom OAO Sponsored ADR	17,787,931	169,889,731
Lukoil OAO Sponsored ADR	2,125,650	106,686,373
Magnit OJSC Sponsored GDR (c)	4,379,165	75,135,086
Mobile TeleSystems OJSC Sponsored ADR	16,385,343	201,539,719
Oriflame Cosmetics SA SDR	2,773,429	100,093,740
Sberbank of Russia	82,535,404	180,814,519
TNK-BP Holding	41,518,694	99,644,866
Uralkali OJSC Sponsored GDR (c)	3,691,389	125,692,493

		1,059,496,527

South Africa | 10.8%

Bidvest Group, Ltd.	10,403,615	191,733,793
Kumba Iron Ore, Ltd.	2,916,449	153,638,349
Massmart Holdings, Ltd.	3,305,851	56,573,306
Murray & Roberts Holdings, Ltd.	29,475,355	94,451,011
Nedbank Group, Ltd.	7,799,146	131,822,556
Pretoria Portland Cement Co., Ltd.	33,715,933	96,399,963
Sanlam, Ltd.	32,212,567	107,403,253
Shoprite Holdings, Ltd.	16,895,526	236,561,452
Standard Bank Group, Ltd.	9,937,329	113,883,548
Tiger Brands, Ltd.	5,849,508	151,620,312
Truworths International, Ltd.	18,721,781	162,688,952

		1,496,776,495

Description	Shares	Value

South Korea | 12.6%

Hite Jinro Co., Ltd.	2,325,188	$49,493,213
Hyundai Mobis	503,727	143,060,067
KB Financial Group, Inc.	3,955,770	129,193,633
Korea Life Insurance Co., Ltd.	33,131,343	151,299,127
KT&G Corp.	4,804,170	299,661,090
NHN Corp. (a)	1,034,221	194,979,043
Samsung Electronics Co., Ltd.	376,929	264,043,722
Shinhan Financial Group Co., Ltd.	10,138,414	354,543,999
Woongjin Coway Co., Ltd.	5,191,984	164,271,139

		1,750,545,033

Taiwan | 4.8%

Delta Electronics, Inc.	16,182,000	37,874,507
Hon Hai Precision Industry Co., Ltd.	46,436,199	103,660,794
HTC Corp.	7,642,935	167,907,989
MediaTek, Inc.	12,113,421	131,982,543
Taiwan Semiconductor Manufacturing Co., Ltd.	98,249,284	222,609,343

		664,035,176

Thailand | 3.3%

Banpu Public Co. Ltd.	8,962,600	151,259,759
CP All Public Co. Ltd.	71,934,300	111,077,574
Kasikornbank Public Co. Ltd.	21,592,100	81,096,403
PTT Exploration & Production Public Co. Ltd.	3,930,850	17,640,456
The Siam Cement Public Co. Ltd.	9,975,400	98,192,471

		459,266,663

Turkey | 6.1%

Akbank TAS	36,127,806	142,007,395
Koc Holding AS	41,254,618	153,082,781
Turkcell Iletisim Hizmetleri AS (a)	54,238,159	245,985,986
Turkiye Is Bankasi AS, C Shares	117,836,308	303,450,876

		844,527,038

Total Common Stocks (Identified cost $14,222,225,314)		13,240,448,306

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (concluded)

Preferred Stocks | 2.8%

Brazil | 2.8%

Companhia de Bebidas das Americas SA Sponsored ADR	5,831,618	$178,739,092
Companhia Energetica de Minas Gerais SA Sponsored ADR	11,910,554	176,752,621
Usinas Siderurgicas de Minas Gerais SA, A Shares	5,232,401	29,275,287

Total Preferred Stocks (Identified cost $411,255,746)		384,767,000

Short-Term Investment | 1.5%

State Street Institutional Treasury Money Market Fund (Identified cost $208,792,768)	208,792,768	208,792,768

Total Investments | 99.7% (Identified cost $14,842,273,828) (b)		$13,834,008,074

Cash and Other Assets in Excess of Liabilities | 0.3%		46,634,665

Net Assets | 100.0%		$13,880,642,739

Description	Shares	Value

Lazard Developing Markets Equity Portfolio

Common Stocks | 88.0%

Brazil | 10.4%

Cia Hering	186,034	$3,107,740
Cyrela Brazil Realty SA Empreendimentos e Participacoes	578,260	3,601,343
Diagnosticos da America SA	230,700	1,961,916
Localiza Rent a Car SA	178,400	2,362,537
MRV Engenharia e Participacoes SA	904,395	4,632,003
Totvs SA	185,300	3,153,623
Vale SA Sponsored ADR	109,115	2,487,822

		21,306,984

China | 14.2%

Agricultural Bank of China, Ltd., Class H	11,610,500	3,731,395
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H	3,069,600	3,388,410
China Construction Bank Corp., Class H	5,685,849	3,392,790
China Merchants Bank Co., Ltd., Class H	1,894,906	2,869,641
China National Materials Co., Ltd., Class H	9,450,890	3,326,278
China Petroleum & Chemical Corp. ADR	30,535	2,925,253
Hidili Industry International Development, Ltd.	7,124,900	2,031,113
NetEase.com, Inc. Sponsored ADR (a)	46,085	1,758,604
Ping An Insurance (Group) Co. of China, Ltd., Class H	585,500	3,257,861
Sands China, Ltd. (a)	1,079,600	2,483,063

		29,164,408

Colombia | 1.7%

Pacific Rubiales Energy Corp.	168,735	3,574,689

Hong Kong | 4.9%

AAC Technologies Holdings, Inc.	1,873,700	4,022,793

Description	Shares	Value

China State Construction International Holdings, Ltd.	7,348,940	$3,771,661
Geely Automobile Holdings, Ltd.	8,266,700	1,781,199
Man Wah Holdings, Ltd.	1,420,400	552,885

		10,128,538

India | 6.3%

Cairn India, Ltd. (a)	479,167	2,618,533
HDFC Bank, Ltd. Sponsored ADR	67,700	1,973,455
ICICI Bank, Ltd. Sponsored ADR	125,130	4,344,514
Shriram Transport Finance Co., Ltd.	331,766	4,095,591

		13,032,093

Indonesia | 1.0%

PT Bank Rakyat Indonesia (Persero) Tbk	3,179,600	2,086,196

Kazakhstan | 3.9%

Halyk Savings Bank of Kazakhstan JSC GDR (a), (c)	768,570	4,806,787
KazMunaiGas Exploration Production GDR (c)	93,591	1,368,262
Zhaikmunai LP GDR (a), (c)	248,798	1,832,020

		8,007,069

Malaysia | 0.7%

Genting Berhad	524,900	1,485,673

Mexico | 3.3%

Corporacion GEO SAB de CV, Series B (a)	2,811,506	3,634,891
Grupo Financiero Banorte SAB de CV, Class O	1,070,957	3,165,352

		6,800,243

Peru | 0.8%

Credicorp, Ltd.	18,600	1,714,920

Philippines | 1.3%

SM Investments Corp.	225,697	2,679,624

Description	Shares	Value

Lazard Developing Markets Equity Portfolio (concluded)

Qatar | 1.4%

Qatar Electricity & Water Co.	74,635	$2,811,910

Russia | 18.0%

Alliance Oil Co., Ltd. SDR (a)	442,778	4,700,925
Eurasia Drilling Co., Ltd. GDR (c)	175,299	3,199,207
Gazprom OAO Sponsored ADR	338,730	3,234,872
Globaltrans Investment PLC Sponsored GDR (c)	325,107	4,470,221
Rosneft Oil Co. OJSC GDR (c)	327,326	1,913,985
Sberbank of Russia	2,117,473	4,638,856
TMK OAO GDR (c)	291,010	2,638,213
Uralkali OJSC Sponsored GDR (c)	124,132	4,226,718
VTB Bank OJSC GDR (c)	973,581	4,002,573
X5 Retail Group NV GDR (a), (c)	139,835	3,861,203

		36,886,773

South Africa | 6.1%

Exxaro Resources, Ltd. Sponsored ADR	209,080	4,394,862
Mr Price Group, Ltd.	183,669	1,524,365
MTN Group, Ltd.	184,170	3,013,184
Standard Bank Group, Ltd.	305,782	3,504,316

		12,436,727

South Korea | 3.9%

Hyundai Mobis	5,328	1,513,169
Samsung Electronics Co., Ltd.	5,276	3,695,907
Samsung Engineering Co., Ltd.	14,329	2,776,698

		7,985,774

Taiwan | 5.1%

Synnex Technology International Corp.	1,405,989	3,038,987
Tripod Technology Corp.	1,112,140	2,885,489
Wistron Corp.	1,929,328	2,160,493

Description	Shares	Value

Yuanta Financial Holding Co., Ltd. (a)	4,705,159	$2,358,097

		10,443,066

Thailand | 0.8%

PTT Exploration & Production Public Co. Ltd.	366,349	1,644,063

Turkey | 2.7%

Tofas Turk Otomobil Fabrikasi AS	885,434	3,136,548
Turkiye Garanti Bankasi AS ADR	587,040	2,295,326

		5,431,874

United States | 1.5%

NII Holdings, Inc. (a)	115,577	3,114,800

Total Common Stocks (Identified cost $254,372,009)		180,735,424

Preferred Stocks | 6.3%

Brazil | 5.0%

Banco Bradesco SA Sponsored ADR	214,333	3,169,985
Gerdau SA Sponsored ADR	326,950	2,331,153
Marcopolo SA	1,312,700	4,817,248

		10,318,386

Colombia | 1.3%

Bancolombia SA Sponsored ADR	47,300	2,634,610

Total Preferred Stocks (Identified cost $16,080,653)		12,952,996

Short-Term Investment | 3.1%

State Street Institutional Treasury Money Market Fund (Identified cost $6,412,489)	6,412,489	6,412,489

Total Investments | 97.4% (Identified cost $276,865,151) (b)		$200,100,909

Cash and Other Assets in Excess of Liabilities | 2.6%		5,442,841

Net Assets | 100.0%		$205,543,750

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio

Common Stocks | 88.5%

Argentina | 1.5%

YPF Sociedad Anonima Sponsored ADR	40,815	$1,396,281

Brazil | 13.1%

Banco do Brasil SA	108,537	1,433,883
Cia Hering	76,927	1,285,083
Cielo SA Sponsored ADR	69,280	1,538,016
Companhia Siderurgica Nacional SA Sponsored ADR	99,785	792,293
Localiza Rent a Car SA	77,000	1,019,705
MRV Engenharia e Participacoes SA	207,500	1,062,744
Natura Cosmeticos SA	52,320	890,435
Redecard SA	126,810	1,726,545
Souza Cruz SA	89,075	896,316
Totvs SA	54,675	930,515
Vale SA Sponsored ADR	45,200	1,030,560

		12,606,095

Canada | 0.8%

First Quantum Minerals, Ltd.	57,095	760,068

China | 5.1%

Agricultural Bank of China, Ltd., Class H	3,394,000	1,090,767
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H	826,240	912,054
China Construction Bank Corp., Class H	1,277,461	762,271
China National Materials Co., Ltd., Class H	2,241,000	788,729
Hidili Industry International Development, Ltd.	1,625,360	463,345
Ping An Insurance (Group) Co. of China, Ltd., Class H	161,500	898,624

		4,915,790

Description	Shares	Value

Colombia | 1.3%

Pacific Rubiales Energy Corp.	57,000	$1,207,558

Egypt | 2.6%

Commercial International Bank Egypt SAE	374,770	1,442,866
Orascom Construction Industries	30,315	1,102,261

		2,545,127

Hong Kong | 2.0%

AAC Technologies Holdings, Inc.	473,640	1,016,895
China State Construction International Holdings, Ltd.	1,756,504	901,482

		1,918,377

Hungary | 1.0%

OTP Bank PLC	63,098	929,235

India | 1.4%

ICICI Bank, Ltd. Sponsored ADR	38,290	1,329,429

Indonesia | 4.1%

PT Bank Rakyat Indonesia (Persero) Tbk	1,428,618	937,344
PT Telekomunikasi Indonesia Tbk Sponsored ADR	51,740	1,711,042
PT United Tractors Tbk	514,015	1,252,462

		3,900,848

Kazakhstan | 1.4%

Halyk Savings Bank of Kazakhstan JSC GDR (a), (c)	213,775	1,357,471

Malaysia | 1.0%

Genting Berhad	330,020	934,086

Mexico | 6.1%

America Movil SAB de CV ADR, Series L	51,148	1,129,348
Corporacion GEO SAB de CV, Series B (a)	528,800	683,666
Grupo Financiero Banorte SAB de CV, Class O	274,000	809,842

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (continued)

Grupo Mexico SAB de CV, Series B	479,790	$1,134,742
Grupo Televisa SA Sponsored ADR	54,693	1,005,804
Kimberly-Clark de Mexico SAB de CV, Series A	223,250	1,138,912

		5,902,314

Philippines | 2.8%

Philippine Long Distance Telephone
Co. Sponsored ADR	36,165	1,791,252
SM Investments Corp.	77,928	925,213

		2,716,465

Russia | 14.1%

Alliance Oil Co., Ltd. SDR (a)	116,803	1,240,085
Eurasia Drilling Co., Ltd. GDR (c)	37,543	685,160
Gazprom OAO Sponsored ADR	220,890	2,109,499
Globaltrans Investment PLC Sponsored GDR (c)	88,251	1,213,451
Lukoil OAO Sponsored ADR	22,328	1,120,642
Mobile TeleSystems OJSC Sponsored ADR	105,090	1,292,607
Oriflame Cosmetics SA SDR	28,796	1,039,255
Sberbank of Russia	481,424	1,054,680
Sberbank of Russia ADR (a)	139,602	1,200,577
TMK OAO GDR (c)	78,600	718,713
Uralkali OJSC Sponsored GDR (c)	55,833	1,926,239

		13,600,908

South Africa | 7.1%

Exxaro Resources, Ltd.	68,312	1,432,805
Kumba Iron Ore, Ltd.	4,660	245,488
Standard Bank Group, Ltd.	179,328	2,055,131
Tiger Brands, Ltd.	59,950	1,553,915
Truworths International, Ltd.	179,553	1,560,284

		6,847,623

South Korea | 11.8%

Hyundai Mobis	5,396	1,532,481
Korea Life Insurance Co., Ltd.	193,372	883,062

Description	Shares	Value

KT&G Corp.	28,299	$1,765,156
NHN Corp. (a)	10,826	2,040,998
Samsung Electronics Co., Ltd.	3,378	2,366,334
Samsung Engineering Co., Ltd.	5,007	970,265
Shinhan Financial Group Co., Ltd.	51,440	1,798,875

		11,357,171

Taiwan | 4.7%

Hon Hai Precision Industry Co., Ltd.	389,281	869,003
MediaTek, Inc.	50,000	544,778
Synnex Technology International Corp.	490,190	1,059,525
Taiwan Semiconductor
Manufacturing Co., Ltd.	497,000	1,126,083
Tripod Technology Corp.	359,146	931,818

		4,531,207

Thailand | 1.2%

Banpu Public Co. Ltd.	67,530	1,139,688

Turkey | 5.4%

Koc Holding AS ADR	83,128	1,534,543
Tofas Turk Otomobil Fabrikasi AS	230,117	815,163
Turkcell Iletisim Hizmetleri AS ADR (a)	108,275	1,221,342
Turkiye Is Bankasi AS, C Shares	644,793	1,660,464

		5,231,512

Total Common Stocks
(Identified cost $110,563,024)		85,127,253

Preferred Stocks | 5.3%

Brazil | 4.0%

Companhia Energetica de Minas Gerais SA Sponsored ADR	84,935	1,260,435
Marcopolo SA	258,400	948,257
Vale SA Sponsored ADR	77,540	1,628,340

		3,837,032

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (cocluded)

Colombia | 1.3%

Bancolombia SA Sponsored ADR	23,320	$1,298,924

Total Preferred Stocks
(Identified cost $6,304,377)		5,135,956

Short-Term Investment | 5.5%

State Street Institutional Treasury
Money Market Fund
(Identified cost $5,245,448)	5,245,448	5,245,448

Total Investments | 99.3%
(Identified cost $122,112,849) (b)		$95,508,657

Cash and Other Assets in Excess of Liabilities | 0.7%		642,438

Net Assets | 100.0%		$96,151,095

Description	Shares	Value
Lazard Emerging Markets Multi-Strategy Portfolio

Common Stocks | 39.0%

Argentina | 0.6%

YPF Sociedad Anonima Sponsored ADR (i)	6,797	$232,525

Brazil | 5.7%

Banco do Brasil SA ADR (i)	17,160	222,565
Cia Hering	13,000	217,168
Cielo SA Sponsored ADR (i)	11,170	247,974
Companhia Siderurgica Nacional SA Sponsored ADR	15,870	126,008
Localiza Rent a Car SA	13,100	173,482
MRV Engenharia e Participacoes SA	35,200	180,282
Natura Cosmeticos SA	8,520	145,002
Redecard SA GDR (c), (i)	9,963	271,691
Souza Cruz SA	15,280	153,755
Totvs SA	9,500	161,681
Vale SA Sponsored ADR (i)	7,900	180,120
		2,079,728

Canada | 0.3%

First Quantum Minerals, Ltd.	9,210	122,606

China | 2.3%

Agricultural Bank of China, Ltd., Class H	576,000	185,116
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H	142,580	157,388
China Construction Bank Corp., Class H	222,000	132,469
China National Materials Co., Ltd., Class H	390,000	137,262
Hidili Industry International Development, Ltd.	264,000	75,259
Ping An Insurance (Group) Co. of China, Ltd., Class H	27,500	153,017
		840,511

Description	Shares	Value
Colombia | 0.6%

Pacific Rubiales Energy Corp.	9,700	$205,497

Egypt | 1.2%

Commercial International Bank Egypt SAE	63,369	243,971
Orascom Construction Industries	4,872	177,147
		421,118

Hong Kong | 0.9%

AAC Technologies Holdings, Inc.	80,000	171,758
China State Construction International Holdings, Ltd.	297,600	152,736
		324,494

Hungary | 0.4%

OTP Bank PLC	10,226	150,597

India | 0.6%

ICICI Bank, Ltd. Sponsored ADR (i)	6,500	225,680

Indonesia | 1.8%

PT Bank Rakyat Indonesia (Persero) Tbk	249,000	163,373
PT Telekomunikasi Indonesia Tbk Sponsored ADR (i)	8,340	275,804
PT United Tractors Tbk	86,515	210,805
		649,982

Kazakhstan | 0.6%

Halyk Savings Bank of Kazakhstan JSC GDR (a), (c), (i)	36,997	234,931

Malaysia | 0.5%

Genting Berhad	57,600	163,031

Mexico | 2.7%

America Movil SAB de CV ADR, Series L	8,760	193,421
Corporacion GEO SAB de CV, Series B (a)	85,400	110,410
Grupo Financiero Banorte SAB de CV, Class O	46,500	137,437

Description	Shares	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Grupo Mexico SAB de CV, Series B	77,648	$183,644
Grupo Televisa SA Sponsored ADR	9,512	174,926
Kimberly-Clark de Mexico SAB de CV, Series A	35,945	183,373
		983,211

Philippines | 1.3%

Philippine Long Distance Telephone Co. Sponsored ADR (i)	5,997	297,031
SM Investments Corp.	14,140	167,880
		464,911

Russia | 6.2%

Alliance Oil Co., Ltd. SDR (a)	19,813	210,352
Eurasia Drilling Co., Ltd. GDR (c)	6,076	110,887
Gazprom OAO Sponsored ADR (i)	36,372	347,353
Globaltrans Investment PLC Sponsored GDR (c)	14,970	205,837
LukoilL OAO Sponsored ADR	3,625	181,939
Mobile TeleSystems OJSC Sponsored ADR (i)	16,920	208,116
Oriflame Cosmetics SA SDR	4,660	168,181
Sberbank of Russia (i)	81,661	178,899
Sberbank of Russia ADR (a)	22,222	191,109
TMK OAO GDR (c)	12,711	116,134
Uralkali OJSC Sponsored GDR (c), (i)	10,330	356,385
		2,275,192

South Africa | 3.2%

Exxaro Resources, Ltd.	11,587	243,031
Kumba Iron Ore, Ltd.	1,402	73,857
Standard Bank Group, Ltd.	30,356	347,885
Tiger Brands, Ltd.	9,754	252,826
Truworths International, Ltd.	29,093	252,813
		1,170,412

South Korea | 5.1%

Hyundai Mobis (i)	873	247,935
Korea Life Insurance Co., Ltd.	33,450	152,754

Description	Shares	Value
KT&G Corp. GDR (c), (i)	9,033	$281,790
NHN Corp. (a)	1,761	331,997
Samsung Electronics Co., Ltd. (i)	296	207,352
Samsung Electronics Co., Ltd. GDR (c)	541	192,001
Samsung Engineering Co., Ltd.	849	164,520
Shinhan Financial Group Co., Ltd. ADR	4,046	276,908
		1,855,257

Taiwan | 2.1%

Hon Hai Precision Industry Co., Ltd. GDR (c), (i)	31,244	141,534
MediaTek, Inc.	9,000	98,060
Synnex Technology International Corp.	83,000	179,401
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	15,556	177,805
Tripod Technology Corp.	61,060	158,422
		755,222

Thailand | 0.5%

Banpu Public Co. Ltd.	11,600	195,771

Turkey | 2.4%

Koc Holding AS ADR	14,355	264,993
Tofas Turk Otomobil Fabrikasi AS	40,034	141,816
Turkcell Iletisim Hizmetleri AS ADR (a)	18,750	211,500
Turkiye Is Bankasi AS, C Shares	102,781	264,681
		882,990

Total Common Stocks (Identified cost $18,516,149)		14,233,666

Preferred Stocks | 2.3%

Brazil | 1.7%

Companhia Energetica de Minas Gerais SA Sponsored ADR (i)	14,281	211,930
Marcopolo SA	41,800	153,394

Description	Shares	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Vale SA Sponsored ADR (i)	12,580	$264,180
		629,504

Colombia | 0.6%

Bancolombia SA Sponsored ADR (i)	3,980	221,686

Total Preferred Stocks (Identified cost $1,052,000)		851,190

Description	Principal Amount (000) (d)	Value
Corporate Bonds | 6.8%

Argentina | 0.4%

Aeropuertos Argentina 2000 SA, 10.750%, 12/01/20 (c)	$97	$98,940
Pan American Energy LLC, 7.875%, 05/07/21 (c)	70	70,084
		169,024

China | 0.2%

China Resources Corp., 12.000%, 10/27/14 (c)	100	85,326

Colombia | 0.3%

Pacific Rubiales Energy Corp., 8.750%, 11/10/16 (c)	100	107,250

Indonesia | 1.3%

Altus Capital Pte., Ltd., 12.875%, 02/10/15 (c)	100	96,070
Bumi Investment Pte., Ltd., 10.750%, 10/06/17 (c)	100	91,000
GT 2005 Bonds BV, 6.000%, 07/21/14 (f)	113	86,914
PT Pertamina (Persero) Tbk, 6.500%, 05/27/41 (c)	200	190,000
		463,984

Mexico | 0.5%

TV Azteca SAB de CV, 7.500%, 05/25/18 (c)	200	191,186

Description	Principal Amount (000) (d)	Value
Russia | 2.6%

Alfa-Bank, 7.875%, 09/25/17 (c)	$100	$90,000
Evraz Group SA, 8.250%, 11/10/15 (c)	100	96,250
Metalloinvest Finance, Ltd., 6.500%, 07/21/16 (c)	200	170,000
MTS International Funding, Ltd., 8.625%, 06/22/20 (c)	125	123,750
VimpelCom Holdings BV, 7.504%, 03/01/22 (c)	200	161,000
Vnesheconombank, 6.800%, 11/22/25 (c)	300	282,060
		923,060

South Korea | 0.5%

Hynix Semiconductor, Inc., 7.875%, 06/27/17 (c)	200	178,000

Ukraine | 1.0%

DTEK Finance BV, 9.500%, 04/28/15 (c)	100	90,000
Ferrexpo Finance PLC, 7.875%, 04/07/16 (c)	200	173,000
Metinvest BV, 10.250%, 05/20/15 (c)	125	116,250
		379,250

Total Corporate Bonds (Identified cost $2,793,553)		2,497,080

Foreign Government Obligations | 19.1%

Argentina | 0.3%

Republic of Argentina, 8.280%, 12/31/33	145	99,257

Belize | 0.1%

Government of Belize, 6.000%, 02/20/29 (c)	65	39,325

Description	Principal Amount (000) (d)	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Dominican Republic | 1.0%

Dominican Republic:
14.000%, 02/10/12 (c), (e)	$2,000	$52,884
9.040%, 01/23/18 (c)	71	77,082
7.500%, 05/06/21 (c)	225	219,375
		349,341

Gambia | 0.3%

Gabonese Republic, 8.200%, 12/12/17 (c)	100	109,000

Indonesia | 0.6%

Indonesia Government, 7.375%, 09/15/16 (e)	1,800,000	213,623

Iraq | 0.6%

Republic of Iraq, 5.800%, 01/15/28 (c)	250	200,000

Israel | 1.0%

Israel Fixed Bonds:
4.000%, 03/30/12 (e)	693	189,610
5.000%, 03/31/13 (e)	545	153,305
Israel Government Bond - Shahar, 10.000%, 05/31/12 (e)	82	23,620
		366,535

Ivory Coast | 0.3%

Ivory Coast, 2.500%, 12/31/32 (c), (f), (g)	250	125,000

Malaysia | 1.5%

Bank Negara Monetary Notes:
0.000%, 10/04/11 (e)	1,000	313,234
0.000%, 11/17/11 (e)	330	103,006
0.000%, 02/21/12 (e)	450	139,459
		555,699

Mexico | 4.4%

Mexican Bonos:

Description	Principal Amount (000) (d)	Value
7.500%, 06/21/12 (e)	$800	$58,902
9.000%, 06/20/13 (e)	2,750	212,209
9.500%, 12/18/14 (e)	1,300	106,096
8.000%, 12/17/15 (e)	700	55,779
7.250%, 12/15/16 (e)	3,500	273,010
8.500%, 12/13/18 (e)	1,300	107,541
Mexican Cetes:
0.000%, 11/17/11 (e)	36,600	262,391
0.000%, 12/15/11 (e)	75,200	537,336
		1,613,264

Peru | 0.8%

Republic of Peru:
7.350%, 07/21/25	150	186,750
6.550%, 03/14/37	100	116,000
		302,750

Poland | 0.8%

Poland Government Bonds:
0.000%, 01/25/12 (e)	231	68,778
0.000%, 10/25/12 (e)	725	208,999
3.000%, 08/24/16 (e)	97	29,791
		307,568

Romania | 1.2%

Romania Treasury Bills:
0.000%, 12/28/11 (e)	580	175,557
0.000%, 02/08/12 (e)	260	78,084
0.000%, 04/04/12 (e)	210	62,397
0.000%, 06/06/12 (e)	360	105,706
		421,744

Russia | 0.4%

Russia Eurobond, 7.850%, 03/10/18 (c), (e)	5,000	152,450

Serbia | 0.3%

Republic of Serbia, 6.750%, 11/01/24 (c)	135	126,225

Description	Principal Amount (000) (d)	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

South Africa | 0.9%

Republic of South Africa:
13.500%, 09/15/15 (e)	$752	$113,622
8.250%, 09/15/17 (e)	1,561	197,114
		310,736

Sri Lanka | 0.3%

Republic of Sri Lanka, 6.250%, 10/04/20 (c)	100	96,500

Thailand | 0.4%

Bank of Thailand:
2.050%, 01/29/12 (e)	900	28,813
0.000%, 02/02/12 (e)	750	23,840
2.350%, 10/21/12 (e)	3,000	95,281
		147,934

Turkey | 2.0%

Turkey Government Bonds:
0.000%, 11/16/11 (e)	292	155,745
0.000%, 11/07/12 (e)	537	264,565
0.000%, 02/20/13 (e)	222	106,758
9.000%, 05/21/14 (e)	43	26,769
4.500%, 02/11/15 (e)	138	78,954
4.000%, 04/29/15 (e)	178	101,387
		734,178

Ukraine | 0.7%

Ukraine Government:
6.250%, 06/17/16 (c)	200	179,000
7.750%, 09/23/20 (c)	100	90,250
		269,250

Uruguay | 0.1%

Uruguay Treasury Bill, 0.000%, 10/21/11 (e)	940	47,137

Description	Principal Amount (000) (d)	Value
Venezuela | 1.1%

Republic of Venezuela:
7.750%, 10/13/19 (c)	$275	$174,625
12.750%, 08/23/22 (c)	125	99,063
7.000%, 03/31/38 (c)	225	118,687
		392,375

Total Foreign Government Obligations (Identified cost $7,677,218)		6,979,891

Quasi Bonds | 1.5%

Colombia | 0.2%

Empresas Publicas de Medellin, 8.375%, 02/01/21 (c), (e)	100,000	51,368

Russia | 0.5%

Gaz Capital SA, 6.510%, 03/07/22 (c)	100	98,000

Russian Standard Bank, 7.730%, 12/16/15	100	84,471
		182,471

Venezuela | 0.8%

Petroleos de Venezuela SA:
4.900%, 10/28/14	45	30,656
5.250%, 04/12/17	50	28,125
8.500%, 11/02/17 (c)	225	147,938
12.750%, 02/17/22 (c)	120	87,600
		294,319

Total Quasi Bonds (Identified cost $589,744)		528,158

Supranationals | 0.5%

Indonesia | 0.5%

European Bank for Reconstruction & Development, 7.200%, 06/08/16 (e)	560,000	59,982

Description	Principal Amount (000) (d)	Value
Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Export-Import Bank of Korea:
8.300%, 03/15/14 (c), (e)	$430,000	$48,481
8.400%, 07/06/16 (c), (e)	850,000	85,986

Total Supranationals (Identified cost $217,247)		194,449

Description	Shares	Value
Short-Term Investment | 30.3%

State Street Institutional Treasury Money Market Fund (Identified cost $11,044,760)	11,044,760	$11,044,760

Total Investments | 99.5% (Identified cost $41,890,671) (b)		36,329,194

Description	Number of Contracts	Value
Purchased Options | 0.1%

EUR vs USD October 11 1.42 Put, Expires 10/13/11	4,500	$36,776
USD vs CNY November 11 6.361 Put, Expires 11/28/11	6,000	2,760
USD vs KRW October 11 1085 Put, Expires 10/07/11	3,850	77
USD vs KRW October 11 1085 Put, Expires 10/13/11	3,000	180

Total Purchased Options (Identified cost $33,380)		39,793

Total Investments and Purchased Options | 99.6% (Identified cost $41,924,051)		$36,368,987

Cash and Other Assets in Excess of Liabilities | 0.4%		130,055

Net Assets | 100.0%		$36,499,042

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at September 30, 2011:

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts
BRL	BRC	10/04/11	21,684	$13,000	$11,533	$—	$1,467
BRL	BRC	10/04/11	198,400	124,000	105,518	—	18,482
BRL	HSB	10/04/11	781,879	487,000	415,838	—	71,162
BRL	UBS	10/04/11	1,001,963	540,316	532,888	—	7,428
BRL	UBS	10/19/11	96,320	56,000	51,035	—	4,965
BRL	HSB	11/03/11	149,792	80,000	79,072	—	928
BRL	UBS	12/02/11	761,346	414,000	399,759	—	14,241
CLP	BNP	10/28/11	158,222,400	336,000	303,448	—	32,552
CLP	BNP	02/13/12	11,563,200	24,000	21,928	—	2,072
CNY	JPM	06/13/12	1,188,540	186,000	187,041	1,041	—
CNY	BRC	08/13/12	1,080,924	169,000	170,382	1,382	—
CNY	JPM	09/24/12	1,350,420	213,000	213,190	190	—
CZK	CIT	10/11/11	2,122,609	122,052	115,210	—	6,842
CZK	ING	10/11/11	1,383,390	81,705	75,087	—	6,618
CZK	CIT	10/19/11	1,152,473	64,024	62,556	—	1,468
CZK	CIT	10/19/11	2,001,415	118,315	108,638	—	9,677
CZK	BNP	11/09/11	951,444	54,440	51,654	—	2,786
EUR	CIT	10/11/11	85,303	116,618	114,279	—	2,339
EUR	ING	10/11/11	56,538	81,205	75,742	—	5,463
EUR	CIT	10/12/11	30,000	40,193	40,191	—	2
EUR	CIT	10/17/11	28,000	39,484	37,509	—	1,975
EUR	CIT	10/17/11	126,379	175,000	169,300	—	5,700
EUR	JPM	10/17/11	8,341	11,220	11,173	—	47
EUR	JPM	10/17/11	225,000	312,413	301,415	—	10,998
EUR	CIT	10/19/11	164,926	222,246	220,935	—	1,311
EUR	BRC	10/27/11	20,000	28,651	26,791	—	1,860
EUR	BRC	10/27/11	90,803	124,407	121,633	—	2,774
EUR	BRC	10/27/11	124,952	178,000	167,375	—	10,625
EUR	JPM	11/07/11	45,667	65,000	61,167	—	3,833
EUR	CIT	11/09/11	82,585	112,839	110,615	—	2,224
GHS	BRC	11/01/11	76,875	50,000	47,616	—	2,384
HUF	CIT	11/09/11	23,537,350	118,693	107,201	—	11,492
IDR	RBC	10/12/11	1,256,115,000	147,000	142,800	—	4,200

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at September 30, 2011 (continued):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts (concluded)
IDR	SCB	10/19/11	496,160,000	$56,000	$56,370	$370	$—
IDR	JPM	11/18/11	763,752,000	87,286	86,490	—	796
ILS	CIT	10/06/11	255,956	69,000	68,317	—	683
INR	BRC	10/12/11	10,311,520	223,000	210,297	—	12,703
INR	SCB	10/13/11	910,400	20,000	18,564	—	1,436
INR	BRC	11/14/11	5,100,450	111,000	103,520	—	7,480
INR	BRC	11/14/11	13,653,420	302,000	277,113	—	24,887
INR	JPM	11/25/11	1,062,140	23,000	21,524	—	1,476
INR	JPM	11/25/11	1,475,520	32,000	29,901	—	2,099
INR	JPM	05/25/12	1,908,000	40,000	38,174	—	1,826
INR	UBS	05/25/12	4,263,990	89,000	85,311	—	3,689
KRW	SCB	11/10/11	395,521,200	362,000	334,977	—	27,023
KRW	JPM	11/23/11	132,614,000	122,000	112,235	—	9,765
MXN	HSB	10/11/11	3,630,070	302,000	261,569	—	40,431
MXN	JPM	11/07/11	518,112	42,000	37,234	—	4,766
MYR	BRC	10/31/11	1,111,914	354,000	347,900	—	6,100
NGN	CIT	11/01/11	7,725,000	50,000	47,977	—	2,023
PLN	ING	10/31/11	382,556	118,606	115,173	—	3,433
PLN	CIT	11/02/11	404,762	140,833	121,832	—	19,001
PLN	JPM	11/02/11	722,666	223,359	217,520	—	5,839
RON	BRC	10/12/11	225,388	74,942	69,250	—	5,692
RON	BRC	10/12/11	390,000	124,638	119,826	—	4,812
RUB	CSF	10/11/11	2,868,775	97,000	89,000	—	8,000
RUB	HSB	10/11/11	3,831,100	130,000	118,855	—	11,145
RUB	CSF	10/12/11	3,806,190	127,000	118,064	—	8,936
RUB	HSB	10/17/11	3,551,920	116,000	110,093	—	5,907
THB	SCB	10/25/11	12,060,000	402,000	387,409	—	14,591
THB	HSB	11/14/11	3,507,840	116,000	112,545	—	3,455
THB	HSB	12/06/11	2,404,400	80,000	77,049	—	2,951
ZAR	BRC	10/03/11	801,672	101,929	99,284	—	2,645
ZAR	BNP	10/19/11	849,482	119,000	104,974	—	14,026
ZAR	BNP	10/24/11	873,528	120,000	107,866	—	12,134
Total Forward Currency Purchase Contracts				$9,281,414	$8,766,732	$2,983	$517,665

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at September 30, 2011 (continued):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts
BRL	BRC	10/04/11	220,084	$117,050	$118,682	$1,632	$—
BRL	HSB	10/04/11	781,879	415,838	421,635	5,797	—
BRL	UBS	10/04/11	281,266	149,589	157,000	7,411	—
BRL	UBS	10/04/11	720,697	383,299	396,860	13,561	—
BRL	HSB	11/03/11	149,792	79,072	80,404	1,332	—
CZK	JPM	10/06/11	4,294,750	233,101	254,221	21,120	—
CZK	CIT	10/11/11	2,122,609	115,210	116,618	1,408	—
CZK	ING	10/11/11	1,383,390	75,087	81,205	6,118	—
CZK	CIT	10/19/11	4,105,332	222,840	222,246	—	594
EUR	CIT	10/11/11	87,000	116,552	122,052	5,500	—
EUR	ING	10/11/11	57,000	76,362	81,705	5,343	—
EUR	BRC	10/12/11	53,000	71,003	74,942	3,939	—
EUR	BRC	10/12/11	90,599	121,372	124,638	3,266	—
EUR	BRC	10/17/11	233,341	312,588	312,412	—	176
EUR	CIT	10/17/11	55,987	75,001	78,524	3,523	—
EUR	CIT	10/17/11	59,661	79,923	85,594	5,671	—
EUR	CIT	10/17/11	191,000	255,867	262,856	6,989	—
EUR	HSB	10/17/11	37,693	50,494	52,000	1,506	—
EUR	HSB	10/17/11	83,263	111,540	112,000	460	—
EUR	HSB	10/17/11	173,329	232,196	250,000	17,804	—
EUR	CIT	10/19/11	47,000	62,961	64,024	1,063	—
EUR	CIT	10/19/11	82,000	109,847	118,315	8,468	—
EUR	CSF	10/26/11	104,829	140,421	141,000	579	—
EUR	ING	10/31/11	87,000	116,535	118,606	2,071	—
EUR	CIT	11/02/11	97,000	129,928	140,834	10,906	—
EUR	JPM	11/02/11	164,000	219,671	223,358	3,687	—
EUR	BNP	11/09/11	39,000	52,237	54,439	2,202	—
EUR	CIT	11/09/11	85,000	113,851	118,694	4,843	—
EUR	CSF	11/09/11	31,311	41,939	44,000	2,061	—
EUR	HSB	11/22/11	46,000	61,611	65,833	4,222	—
EUR	ING	11/28/11	355,469	476,093	479,527	3,434	—
EUR	HSB	12/06/11	224,000	300,005	318,080	18,075	—

Lazard Emerging Markets Multi-Strategy Portfolio (concluded)

Forward Currency Contracts open at September 30, 2011 (concluded):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts (concluded)
HUF	CIT	11/09/11	23,537,350	$107,201	$112,839	$5,638	$—
INR	BRC	10/12/11	4,639,680	94,624	96,001	1,377	—
JPY	JPM	10/31/11	19,130,250	248,117	250,000	1,883	—
JPY	SCB	12/21/11	14,505,750	188,286	189,000	714	—
KRW	CIT	11/10/11	189,342,000	160,358	157,000	—	3,358
MXN	HSB	10/11/11	2,345,746	169,026	177,000	7,974	—
MXN	RBC	10/11/11	3,630,070	261,569	291,041	29,472	—
MXN	UBS	10/31/11	1,510,018	108,592	112,861	4,269	—
MXN	JPM	11/07/11	1,509,475	108,479	112,834	4,355	—
MXN	JPM	11/07/11	1,609,335	115,656	135,000	19,344	—
NGN	CIT	11/01/11	7,725,000	47,977	49,282	1,305	—
RON	CIT	10/12/11	130,770	40,179	40,193	14	—
SGD	BRC	10/03/11	97,583	74,610	75,857	1,247	—
THB	SCB	10/25/11	3,647,000	117,154	117,835	681	—
THB	JPM	11/07/11	3,479,280	111,671	114,000	2,329	—
TRY	BRC	10/06/11	205,920	110,753	110,000	—	753
TRY	BRC	03/29/12	36,660	19,225	19,349	124	—
TRY	CIT	09/28/12	177,318	90,690	91,552	862	—
TRY	JPM	09/28/12	150,099	76,770	77,319	549	—
TRY	JPM	09/28/12	163,608	83,679	84,295	616	—
ZAR	BRC	10/03/11	1,724,672	213,596	220,344	6,748	—
ZAR	BRC	10/05/11	801,700	99,273	101,898	2,625	—
ZAR	CIT	06/29/12	927,500	110,981	114,551	3,570	—
Total Forward Currency Sale Contracts				$7,877,549	$8,142,355	269,687	4,881

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$272,670	$522,546

Written Options open at September 30, 2011:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value

USD vs KRW October 11 Call	1,300	1,074.30	10/07/11	$1,768	$12,532
USD vs KRW October 11 Put	3,850	1,065.00	10/07/11	4,847	—
USD vs KRW October 11 Put	3,000	1,060.00	10/13/11	3,612	150
Total Written Options				$10,227	$12,682

Description	Principal Amount (000) (d)	Value

Lazard Emerging Markets Debt Portfolio

Corporate Bonds | 7.1%

Argentina | 0.4%

Aeropuertos Argentina 2000 SA, 10.750%, 12/01/20 (c)	$198	$201,838
Pan American Energy LLC, 7.875%, 05/07/21 (c)	160	160,192

		362,030

Brazil | 0.8%

Arcos Dorados Holdings, Inc., 10.250%, 07/13/16 (c), (e)	1,500	785,133

China | 0.1%

China Resources Corp., 12.000%, 10/27/14 (c)	100	85,326

Colombia | 0.2%

Pacific Rubiales Energy Corp., 8.750%, 11/10/16 (c)	200	214,500

India | 0.1%

Vedanta Resources PLC, 9.500%, 07/18/18 (c)	150	135,000

Indonesia | 1.1%

Altus Capital Pte., Ltd., 12.875%, 02/10/15 (c)	125	120,087
Bumi Investment Pte., Ltd., 10.750%, 10/06/17 (c)	145	131,950
GT 2005 Bonds BV, 6.000%, 07/21/14 (f)	122	94,229
PT Pertamina (Persero) Tbk:
5.250%, 05/23/21 (c)	200	192,000
6.500%, 05/27/41 (c)	500	475,000

		1,013,266

Mexico | 0.4%

TV Azteca SAB de CV, 7.500%, 05/25/18 (c)	400	382,372

Description	Principal Amount (000) (d)	Value

Russia | 2.6%

Alfa-Bank, 7.875%, 09/25/17 (c)	$300	$270,000
ALROSA Finance SA, 7.750%, 11/03/20 (c)	225	212,063
Evraz Group SA, 8.250%, 11/10/15 (c)	275	264,687
Metalloinvest Finance, Ltd., 6.500%, 07/21/16 (c)	400	340,000
MTS International Funding, Ltd., 8.625%, 06/22/20 (c), (i)	275	272,250
Russian Agricultural Bank OJSC, 7.500%, 03/25/13 (e)	6,500	196,419
VimpelCom Holdings BV, 7.504%, 03/01/22 (c)	475	382,375
Vnesheconombank:
6.902%, 07/09/20 (c)	100	98,000
6.800%, 11/22/25 (c)	325	305,565

		2,341,359

South Korea | 0.4%

Hynix Semiconductor, Inc., 7.875%, 06/27/17 (c)	425	378,250

Ukraine | 1.0%

DTEK Finance BV, 9.500%, 04/28/15 (c)	300	270,000
Ferrexpo Finance PLC, 7.875%, 04/07/16 (c)	400	351,520
Metinvest BV, 10.250%, 05/20/15 (c)	300	279,000

		900,520

Total Corporate Bonds (Identified cost $7,701,578)		6,597,756

Foreign Government Obligations l 43.7%

Argentina | 0.4%

Republic of Argentina:
8.280%, 12/31/33	514	351,911
2.500%, 12/31/38 (f), (i)	225	75,937

		427,848

Description	Principal Amount (000) (d)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Belize | 0.1%

Government of Belize, 6.000%, 02/20/29 (c), (f)	$135	$81,675

Columbia | 1.4%

Republic of Colombia:
12.000%, 10/22/15 (e), (i)	1,850,000	1,162,241
7.750%, 04/14/21 (e)	85,000	47,345
9.850%, 06/28/27 (e)	160,000	104,041

		1,313,627

Dominican Republic | 0.6%

Dominican Republic:
14.000%, 02/10/12 (c), (e)	3,500	92,547
9.040%, 01/23/18 (c)	219	237,176
7.500%, 05/06/21 (c)	225	219,375

		549,098

Gambia | 0.3%

Gabonese Republic, 8.200%, 12/12/17 (c)	225	245,250

Hungary | 0.5%

Hungary Government:
6.000%, 10/24/12 (e)	37,500	170,785
5.500%, 02/12/14 (e)	35,000	154,236
6.750%, 08/22/14 (e)	24,000	108,376
Republic of Hungary, 7.625%, 03/29/41	64	62,400

		495,797

Indonesia | 3.6%

Indonesia Government:
8.375%, 09/15/26 (e)	6,405,000	810,326
7.000%, 05/15/27 (e), (i)	10,000,000	1,114,607
Republic of Indonesia:
6.875%, 01/17/18 (c), (i)	500	561,250

Description	Principal Amount (000) (d)	Value

6.625%, 02/17/37 (c)	$750	$840,000

		3,326,183

Iraq | 1.1%

Republic of Iraq, 5.800%, 01/15/28 (c), (i)	1,275	1,020,000

Ivory Coast | 0.4%

Ivory Coast, 2.500%, 12/31/32 (c), (f), (g), (i)	850	425,000

Malaysia | 3.8%

Bank Negara Monetary Notes:
0.000%, 10/04/11 (e)	1,600	501,057
0.000%, 12/06/11 (e)	3,000	934,919
0.000%, 01/03/12 (e), (i)	5,000	1,554,636
Malaysia Government:
3.702%, 02/25/13 (e)	300	94,829
3.434%, 08/15/14 (e)	760	239,036
4.378%, 11/29/19 (e)	600	196,468

		3,520,945

Mexico | 6.1%

Mexican Bonos:
9.000%, 06/20/13 (e)	6,800	524,735
8.000%, 12/19/13 (e)	1,000	76,904
8.000%, 12/17/15 (e)	4,100	326,708
7.250%, 12/15/16 (e)	7,400	577,220
8.500%, 12/13/18 (e)	12,000	992,689
8.000%, 06/11/20 (e)	10,710	855,114
6.500%, 06/10/21 (e)	1,000	72,097
7.500%, 06/03/27 (e)	640	47,473
8.500%, 05/31/29 (e)	900	71,449
7.750%, 05/29/31 (e)	9,400	687,842
10.000%, 11/20/36 (e)	6,020	540,797
United Mexican States, 5.950%, 03/19/19 (i)	850	964,750

		5,737,778

Description	Principal Amount (000) (d)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Pakistan | 0.1%

Republic of Pakistan, 6.875%, 06/01/17 (c)	$100	$76,000

Peru | 3.9%

Republic of Peru:
9.910%, 05/05/15 (c), (e)	230	97,896
7.125%, 03/30/19	135	163,012
7.840%, 08/12/20 (c), (e)	1,290	526,512
7.350%, 07/21/25 (i)	850	1,058,250
8.200%, 08/12/26 (c), (e)	270	113,218
6.550%, 03/14/37 (i)	1,300	1,508,000
5.625%, 11/18/50	195	195,000

		3,661,888

Philippines | 0.1%

Republic of Philippines, 4.950%, 01/15/21 (e)	5,000	109,491

Poland | 1.0%

Poland Government Bonds:
4.750%, 04/25/12 (e)	15	4,533
0.000%, 10/25/12 (e)	1,950	562,135
5.500%, 04/25/15 (e)	400	122,640
5.250%, 10/25/17 (e)	475	141,215
5.500%, 10/25/19 (e)	277	81,972

		912,495

Russia | 2.6%

Russia Eurobonds:
7.850%, 03/10/18 (c), (e), (i)	35,000	1,067,153
7.850%, 03/10/18 (c), (e)	5,000	152,450
7.500%, 03/31/30 (c), (f), (i)	1,065	1,196,298

		2,415,901

Serbia | 0.2%

Republic of Serbia, 6.750%, 11/01/24 (c), (i)	225	210,375

Description	Principal Amount (000) (d)	Value

South Africa | 5.1%

Republic of South Africa:
13.500%, 09/15/15 (e)	$7,850	$1,186,080
8.250%, 09/15/17 (e)	14,840	1,873,907
5.875%, 05/30/22	500	556,250
10.500%, 12/21/26 (e)	4,685	670,423
7.000%, 02/28/31 (e)	4,400	443,515

		4,730,175

Sri Lanka | 0.3%

Republic of Sri Lanka, 6.250%, 10/04/20 (c)	250	241,250

Thailand | 4.1%

Bank of Thailand:
0.000%, 11/03/11 (e)	3,000	96,250
0.000%, 12/01/11 (e)	3,100	99,148
0.000%, 01/26/12 (e)	4,300	136,762
0.000%, 02/09/12 (e)	25,000	793,976
0.000%, 03/22/12 (e)	30,000	948,843
0.000%, 05/03/12 (e)	30,000	945,070
1.650%, 05/21/12 (e)	3,000	95,370
2.350%, 10/21/12 (e)	11,700	371,597
Thailand Government:
4.250%, 03/13/13 (e)	4,000	129,807
1.200%, 07/14/21 (e)	6,030	199,096

		3,815,919

Turkey | 5.2%

Turkey Government Bonds:
0.000%, 01/25/12 (e)	150	78,702
0.000%, 04/25/12 (e)	400	206,034
0.000%, 08/08/12 (e)	1,300	653,309
0.000%, 11/07/12 (e)	570	280,823
0.000%, 02/20/13 (e), (i)	3,245	1,560,338
4.500%, 02/11/15 (e)	1,648	939,922
Republic of Turkey:
5.625%, 03/30/21	425	434,563

Description	Principal Amount (000) (d)	Value

Lazard Emerging Markets Debt Portfolio (continued)

6.875%, 03/17/36	$655	$697,575

		4,851,266

Ukraine | 0.7%

Ukraine Government:
6.250%, 06/17/16 (c)	200	179,000
6.580%, 11/21/16 (c)	350	315,000
7.750%, 09/23/20 (c)	190	171,475

		665,475

Uruguay | 0.0%

Uruguay Treasury Bill, 0.000%, 10/21/11 (e)	530	26,577

Venezuela | 2.1%

Republic of Venezuela:
7.750%, 10/13/19 (c), (i)	615	390,525
12.750%, 08/23/22 (c)	55	43,588
9.000%, 05/07/23 (c)	30	18,600
8.250%, 10/13/24 (c)	635	374,650
7.650%, 04/21/25	1,500	847,500
7.000%, 03/31/38 (c)	505	266,387

		1,941,250

Total Foreign Government Obligations (Identified cost $42,438,148)		40,801,263

Quasi Bonds | 2.2%

Colombia | 0.3%

Emgesa SA, 8.750%, 01/25/21 (c), (e)	150,000	79,290
Empresas Publicas de Medellin, 8.375%, 02/01/21 (c), (e)	310,000	159,240

		238,530

Russia | 0.3%

Gaz Capital SA:
9.250%, 04/23/19 (c)	100	116,000
6.510%, 03/07/22 (c)	100	98,000

Description	Principal Amount (000) (d)	Value

Russian Standard Bank, 7.730%, 12/16/15	$125	$105,589

		319,589

South Africa | 0.4%

Transnet, Ltd., 10.500%, 09/17/20 (e)	3,000	396,456

Venezuela | 1.2%

Petroleos de Venezuela SA:
4.900%, 10/28/14	170	115,813
5.250%, 04/12/17	90	50,625
8.500%, 11/02/17 (c), (i)	810	532,575
12.750%, 02/17/22 (c)	65	47,450
5.375%, 04/12/27	775	354,562
5.500%, 04/12/37 (c)	55	24,475

		1,125,500

Total Quasi Bonds (Identified cost $1,808,856)		2,080,075

Supranationals | 0.3%

Indonesia | 0.3%

European Bank for Reconstruction & Development, 7.200%, 06/08/16 (e)	1,500,000	160,666
Export-Import Bank of Korea, 6.600%, 11/04/13 (c), (e)	700,000	74,507

		235,173

Total Supranationals (Identified cost $253,971)		235,173

Description	Shares	Value

Short-Term Investment | 50.3%

State Street Institutional Treasury Money Market Fund (Identified cost $46,890,278)	46,890,278	$46,890,278

Total Investments | 103.6% (Identified cost $99,092,831) (b)		96,604,545

Description	Number of Contracts	Value

Lazard Emerging Markets Debt Portfolio (continued)

Purchased Options | 0.1%

EUR vs USD October 11 1.42 Put, Expires 10/13/11	8,000	$65,380
USD vs CNY November 11 6.361 Put, Expires 11/28/11	10,000	4,600
USD vs KRW October 11 1085 Put, Expires 10/07/11	6,000	120
USD vs KRW October 11 1085 Put, Expires 10/13/11	5,000	300

Total Purchased Options (Identified cost $56,217)		70,400

Total Investments and Purchased Options | 103.7% (Identified cost $99,149,048)		$96,674,945

Liabilities in Excess of Cash and Other Assets | (3.7)%		(3,406,353)

Net Assets | 100.0%		$93,268,592

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at September 30, 2011:

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts
BRL	BRC	10/04/11	161,100	$100,000	$85,680	$—	$14,320
BRL	BRC	10/04/11	831,600	450,000	442,282	—	7,718
BRL	BRC	10/04/11	1,014,735	631,879	539,681	—	92,198
BRL	HSB	10/04/11	273,020	170,000	145,204	—	24,796
BRL	HSB	10/04/11	461,250	250,000	245,313	—	4,687
BRL	HSB	10/04/11	894,250	500,000	475,602	—	24,398
BRL	HSB	11/03/11	2,621,360	1,400,000	1,383,757	—	16,243
EUR	JPM	10/17/11	800,000	1,110,800	1,071,696	—	39,104
GHS	BRC	11/01/11	153,750	100,000	95,232	—	4,768
IDR	BRC	10/04/11	12,740,000,000	1,400,000	1,449,374	49,374	—
IDR	HSB	10/20/11	8,850,000,000	1,000,000	1,005,380	5,380	—
IDR	HSB	10/26/11	9,480,000,000	1,000,000	1,076,369	76,369	—
IDR	HSB	10/28/11	7,456,000,000	800,000	846,410	46,410	—
INR	HSB	10/31/11	49,540,000	1,000,000	1,007,505	7,505	—
KRW	JPM	10/20/11	554,500,000	500,000	470,239	—	29,761
KRW	JPM	10/26/11	606,500,000	500,000	514,139	14,139	—
MXN	JPM	10/12/11	4,774,986	343,534	344,034	500	—
MYR	BRC	10/27/11	1,596,000	500,000	499,446	—	554
MYR	HSB	10/27/11	1,597,500	500,000	499,915	—	85
MYR	HSB	10/28/11	2,544,800	800,000	796,326	—	3,674
NGN	CIT	11/01/11	15,450,000	100,000	95,955	—	4,045
RUB	BRC	10/20/11	25,120,000	800,000	778,249	—	21,751
RUB	JPM	10/26/11	54,672,000	1,700,000	1,692,262	—	7,738
RUB	JPM	10/28/11	14,602,500	450,000	451,854	1,854	—
Total Forward Currency Purchase Contracts				$16,106,213	$16,011,904	$201,531	$295,840

Forward Currency Sale Contracts
IDR	BRC	10/04/11	12,740,000,000	$1,449,374	$1,434,038	$—	$15,336
NGN	CIT	11/01/11	15,450,000	95,955	98,565	2,610	—
Total Forward Currency Sale Contracts				$1,545,329	$1,532,603	2,610	15,336

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$204,141	$311,176

Lazard Emerging Markets Debt Portfolio (concluded)

Written Options open at September 30, 2011:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value
USD vs KRW October 11 Put	6,000	1,065.00	10/07/11	$7,554	$—
USD vs KRW October 11 Put	5,000	1,060.00	10/13/11	6,020	250
Total Written Options				$13,574	$250

Credit Default Swap Agreement opens at September 30, 2011:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX Emerging Markets Index	JPM	2,000,000	12/20/16	(5.00)%	$119,188	$147,000	$27,812

Description	Shares	Value

Lazard U.S. Realty Income Portfolio

Common Stocks | 6.6%

Real Estate | 6.6%

CBRE Group, Inc. (a)	10,000	$134,600
Starwood Hotels & Resorts Worldwide, Inc.	3,400	131,988

Total Common Stocks (Identified cost $303,415)		266,588

Preferred Stocks | 41.3%

Real Estate | 41.3%

Ashford Hospitality Trust, Inc. Series A, 8.55%	8,345	201,866
Ashford Hospitality Trust, Inc. Series D, 8.45%	8,610	200,182
CBL & Associates Properties, Inc. Series C, 7.75%	2,000	48,380
Cedar Shopping Centers, Inc. Series A, 8.375%	8,530	201,734
Cogdell Spencer, Inc. Series A, 8.50%	7,700	180,950
Glimcher Realty Trust Series F, 8.75%	3,480	85,364
Glimcher Realty Trust Series G, 8.125%	3,630	85,668
Hersha Hospitality Trust Series A, 8.50%	5,503	126,349
Kite Realty Group Trust Series A, 8.25%	6,700	150,750
NorthStar Realty Finance Corp. Series A, 8.75%	10,600	217,512
Sunstone Hotel Investors, Inc. Series A, 8.00% (a)	7,997	181,852

Total Preferred Stocks (Identified cost $1,734,333)		1,680,607

Real Estate Investment Trusts | 39.3%

Agree Realty Corp.	4,000	87,120
Apollo Commercial Real Estate Finance, Inc.	12,700	167,259
Brandywine Realty Trust	4,700	37,647

Description	Shares	Value

Colony Financial, Inc.	14,400	$186,048
CommonWealth REIT	10,990	208,480
Corporate Office Properties Trust	3,500	76,230
Dynex Capital, Inc.	20,700	166,842
Entertainment Properties Trust	1,000	38,980
Hersha Hospitality Trust	59,600	206,216
Ramco-Gershenson Properties Trust	9,300	76,260
Starwood Property Trust, Inc.	10,090	173,145
Whitestone REIT	15,800	176,012

Total Real Estate Investment Trusts (Identified cost $1,907,021)		1,600,239

Total Investments | 87.2% (Identified cost $3,944,769) (b)		3,547,434

Description	Number of Contracts	Value

Purchased Option | 1.0%

Call - iShares Dow Jones U.S. Real Estate Investment Trust, Expires 03/17/12 (Identified cost $51,120)	120	$39,600

Total Investments and Purchased Option | 88.2% (Identified cost $3,995,889)		$3,587,034

Cash and Other Assets in Excess of Liabilities | 11.8%		480,347

Net Assets | 100.0%		$4,067,381

Description	Shares	Value

Lazard U.S. Realty Equity Portfolio

Common Stocks | 12.8%

Real Estate | 12.8%

CBRE Group, Inc. (a)	6,870	$92,470
Jones Lang LaSalle, Inc.	900	46,629
Marriott International, Inc.	3,060	83,354
Starwood Hotels & Resorts Worldwide, Inc.	2,420	93,945

Total Common Stocks (Identified cost $416,846)		316,398

Real Estate Investment Trusts | 84.9%

Apartment Investment & Management Co.	4,790	105,955
Ashford Hospitality Trust, Inc.	2,460	17,269
AvalonBay Communities, Inc.	640	72,992
Camden Property Trust	990	54,707
Cogdell Spencer, Inc.	18,620	70,197
Colony Financial, Inc.	2,660	34,367
CubeSmart	7,580	64,657
DDR Corp.	7,550	82,295
Digital Realty Trust, Inc.	770	42,473
Douglas Emmett, Inc.	4,100	70,110
DuPont Fabros Technology, Inc.	2,010	39,577
Equity Residential	2,130	110,483
Essex Property Trust, Inc.	740	88,830
First Industrial Realty Trust, Inc. (a)	9,410	75,280
General Growth Properties, Inc.	12,471	150,899
Glimcher Realty Trust	7,240	51,259
Hersha Hospitality Trust	27,420	94,873
MPG Office Trust, Inc. (a)	21,250	44,838
Prologis, Inc.	3,590	87,058
PS Business Parks, Inc.	540	26,752
Public Storage	1,410	157,003
Simon Property Group, Inc.	2,623	288,478
SL Green Realty Corp.	480	27,912
Sunstone Hotel Investors, Inc. (a)	12,530	71,296

Description	Shares	Value

Ventas, Inc.	1,320	$65,208
Vornado Realty Trust	1,505	112,303

Total Real Estate Investment Trusts (Identified cost $2,335,549)		2,107,071

Total Investments | 97.7% (Identified cost $2,752,395) (b)		2,423,469

Description	Number of Contracts	Value

Purchased Option | 0.2%

Call - iShares Dow Jones U.S. Real Estate Investment Trust, Expires 01/21/12 (Identified cost $9,520)	20	$5,800

Total Investments and Purchased Option | 97.9% (Identified cost $2,761,915)		$2,429,269
Cash and Other Assets in Excess of Liabilities | 2.1%		51,619

Net Assets | 100.0%		$2,480,888

Description	Shares	Value

Lazard International Realty Equity Portfolio

Common Stocks | 79.1%

Australia | 2.0%

Lend Lease Group	3,700	$24,790

Brazil | 7.1%

Aliansce Shopping Centers SA	3,900	26,093
BR Properties SA	1,400	12,718
Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,000	8,456
Gafisa SA	5,800	16,565
Multiplan Empreendimentos Imobiliarios SA	700	12,974
PDG Realty SA Empreendimentos e Participacoes	3,200	10,433

		87,239

Canada | 5.0%

Brookfield Office Properties, Inc.	2,700	37,335
Genesis Land & Development Corp. (a)	4,200	12,906
Melcor Developments, Ltd.	1,050	11,272

		61,513

China | 3.9%

Renhe Commercial Holdings Co., Ltd.	172,000	17,644
Shimao Property Holdings, Ltd.	15,500	11,278
Shui On Land, Ltd.	78,000	18,563

		47,485

Guernsey | 1.8%

Raven Russia, Ltd.	26,301	22,304

Hong Kong | 18.2%

Cheung Kong Holdings, Ltd.	5,000	53,526
Great Eagle Holdings, Ltd.	13,373	28,315
Hang Lung Properties, Ltd.	4,000	11,825
Shun Tak Holdings, Ltd.	68,000	24,045

Description	Shares	Value

Soho China, Ltd.	25,000	$15,534
Sun Hung Kai Properties, Ltd.	7,000	79,310
The Wharf Holdings, Ltd.	2,000	9,747

		222,302

Japan | 23.1%

Daito Trust Construction Co., Ltd.	400	36,678
Mitsubishi Estate Co., Ltd.	7,000	113,289
Mitsui Fudosan Co., Ltd.	6,000	94,963
Sumitomo Realty & Development Co., Ltd.	2,000	38,432

		283,362

Luxembourg | 3.6%

GAGFAH SA	7,200	43,777

Norway | 3.1%

Norwegian Property ASA	28,600	38,114

Singapore | 7.6%

CapitaLand, Ltd.	23,000	42,876
Singapore Land, Ltd.	6,000	26,558
Wing Tai Holdings, Ltd.	25,000	23,103

		92,537

United Kingdom | 0.9%

Unite Group PLC	4,400	11,297

United States | 2.8%

Marriott International, Inc.	550	14,982
Starwood Hotels & Resorts Worldwide, Inc.	500	19,410

		34,392

Total Common Stocks (Identified cost $1,220,020)		969,112

Real Estate Investment Trusts | 19.5%

Australia | 6.1%

Dexus Property Group	27,000	21,297
Westfield Group	4,800	35,538

Description	Shares	Value

Lazard International Realty Equity Portfolio (concluded)

Westfield Retail Trust	7,700	$17,862

		74,697

Canada | 1.1%

Boardwalk Real Estate Investment Trust	300	13,793

France | 3.9%

Unibail-Rodamco SE	265	47,229

Japan | 3.0%

Japan Hotel and Resort, Inc.	17	36,342

Netherlands | 1.1%

Eurocommercial Properties NV	360	13,820

Singapore | 2.6%

CDL Hospitality Trusts	28,000	32,170

United Kingdom | 1.7%

British Land Co. PLC	2,900	21,416

Total Real Estate Investment Trusts (Identified cost $252,335)		239,467

Total Investments | 98.6% (Identified cost $1,472,355) (b)		$1,208,579

Cash and Other Assets in Excess of Liabilities | 1.4%		17,691

Net Assets | 100.0%		$1,226,270

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio

Corporate Bonds | 93.8%

Aerospace & Defense | 1.4%

BE Aerospace, Inc., 8.500%, 07/01/18	$525	$561,750
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18 (c)	1,500	1,395,000

		1,956,750

Apparel & Textiles | 1.8%

Jones Group, 6.875%, 03/15/19	1,500	1,357,500
Levi Strauss & Co., 7.625%, 05/15/20	1,300	1,209,000

		2,566,500

Automotive | 4.1%

ArvinMeritor, Inc., 8.125%, 09/15/15	215	190,275
Dana Holding Corp., 6.500%, 02/15/19	1,500	1,425,000
GMAC LLC, 6.750%, 12/01/14	165	157,781
Navistar International Corp., 8.250%, 11/01/21	825	846,656
Pinafore LLC, 9.000%, 10/01/18 (c)	1,305	1,337,625
The Goodyear Tire & Rubber Co., 10.500%, 05/15/16	618	668,985
TRW Automotive, Inc., 8.875%, 12/01/17 (c)	1,000	1,065,000

		5,691,322

Building & Materials | 4.2%

Legrand France SA, 8.500%, 02/15/25	925	1,142,343
Masco Corp., 6.125%, 10/03/16	1,500	1,462,774
Owens Corning, Inc., 9.000%, 06/15/19	725	855,997

Description	Principal Amount (000)	Value

USG Corp.:
9.750%, 08/01/14 (c)	$450	$427,500
9.750%, 01/15/18	675	542,531
Vulcan Materials Co., 6.500%, 12/01/16	1,600	1,474,826

		5,905,971

Cable Television | 4.9%

Cablevision Systems Corp., 7.750%, 04/15/18	1,000	1,010,000
Cequel Communications Holdings I, LLC, 8.625%, 11/15/17 (c)	1,550	1,534,500
EchoStar DBS Corp., 7.125%, 02/01/16	775	784,687
Insight Communications Co., Inc., 9.375%, 07/15/18 (c)	1,100	1,232,000
Mediacom Broadband LLC, 8.500%, 10/15/15	875	870,625
Mediacom LLC, 9.125%, 08/15/19	175	174,125
Unitymedia Hessen GmbH & Co. KG, 8.125%, 12/01/17 (c)	1,325	1,325,000

		6,930,937

Chemicals | 1.3%

Lyondell Chemical Co., 8.000%, 11/01/17 (c)	808	870,620
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	981,886

		1,852,506

Computer Services | 2.3%

First Data Corp., 8.875%, 08/15/20 (c)	850	799,000
iGATE Corp., 9.000%, 05/01/16 (c)	1,200	1,116,000
SunGard Data Systems, Inc.:
10.250%, 08/15/15	564	569,640
7.375%, 11/15/18	750	697,500

		3,182,140

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (continued)

Diversified | 1.6%

Amsted Industries, Inc., 8.125%, 03/15/18 (c)	$1,100	$1,138,500
General Cable Corp., 7.125%, 04/01/17	489	489,000
SPX Corp., 7.625%, 12/15/14	535	572,450

		2,199,950

Electric Generation | 2.9%

Calpine Corp., 7.875%, 07/31/20 (c)	1,150	1,109,750
Edison Mission Energy, 7.750%, 06/15/16	1,175	787,250
GenOn Energy, Inc.:
9.500%, 10/15/18	650	611,000
9.875%, 10/15/20	475	444,125
NRG Energy, Inc.:
7.375%, 01/15/17	600	618,750
8.250%, 09/01/20	525	496,125

		4,067,000

Electronics | 1.5%

Freescale Semiconductor, Inc.:
8.875%, 12/15/14	75	76,125
9.250%, 04/15/18 (c)	900	924,750
MEMC Electronic Materials, Inc., 7.750%, 04/01/19	1,250	1,068,750

		2,069,625

Energy Exploration & Production | 1.1%

ATP Oil & Gas Corp., 11.875%, 05/01/15	1,225	852,906
Denbury Resources, Inc., 9.750%, 03/01/16	590	637,200

		1,490,106

Description	Principal Amount (000)	Value

Energy Services | 4.4%

Citgo Petroleum Corp., 11.500%, 07/01/17 (c)	$1,250	$1,412,500
Compagnie Generale de Geophysique-Veritas, 7.750%, 05/15/17	815	802,775
Expro Finance Luxembourg SCA, 8.500%, 12/15/16 (c)	700	609,000
Frac Tech Services LLC, 7.125%, 11/15/18 (c)	1,000	1,015,000
Offshore Group Investments, Ltd.:
11.500%, 08/01/15	825	849,750
11.500%, 08/01/15 (c)	175	182,957
Tesoro Corp., 6.500%, 06/01/17	1,300	1,293,500

		6,165,482

Financial Services | 2.2%

Finance One PLC, 0.000%, 01/03/12 (a), (h)	20,000	0
Icahn Enterprises LP:
7.750%, 01/15/16	500	499,375
8.000%, 01/15/18	1,100	1,095,875
International Lease Finance Corp.:
8.625%, 09/15/15	500	496,250
5.750%, 05/15/16	500	444,407
8.750%, 03/15/17	500	502,500
Morgan Guarantee Trust, 0.000%, 07/31/14 (a), (h)	10,569	0

		3,038,407

Food & Beverages | 2.0%

Blue Merger Sub Inc., 7.625%, 02/15/19 (c)	1,500	1,267,500
Constellation Brands, Inc., 7.250%, 05/15/17	700	735,000
Dean Foods Co., 7.000%, 06/01/16	800	754,000

		2,756,500

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (continued)

Forest & Paper Products | 1.4%

ABI Escrow Corp., 10.250%, 10/15/18 (c)	$790	$825,550
Georgia-Pacific Corp., 9.500%, 12/01/11	500	505,586
Smurfit Kappa Treasury Funding, Ltd. 7.500%, 11/20/25	750	682,500

		2,013,636

Gaming | 5.0%

Marina District Finance Co., Inc.:
9.500%, 10/15/15	500	451,250
9.875%, 08/15/18	500	417,500
MGM Resorts International, 10.375%, 05/15/14	900	982,125
Peninsula Gaming LLC:
8.375%, 08/15/15	625	621,875
10.750%, 08/15/17	225	217,125
Penn National Gaming, Inc., 8.750%, 08/15/19	825	874,500
Pinnacle Entertainment, Inc., 8.625%, 08/01/17	800	806,000
Scientific Games Corp., 8.125%, 09/15/18	350	343,875
Scientific Games International, Inc.:
7.875%, 06/15/16 (c)	525	526,312
9.250%, 06/15/19	250	251,875
Wynn Las Vegas LLC:
7.875%, 11/01/17	500	523,750
7.750%, 08/15/20	1,000	1,050,000

		7,066,187

Gas Distribution | 4.6%

Copano Energy LLC, 7.750%, 06/01/18	1,200	1,227,000
El Paso Corp., 7.000%, 06/15/17	650	728,109
Energy Transfer Equity LP, 7.500%, 10/15/20	1,250	1,284,375

Description	Principal Amount (000)	Value

Ferrellgas Partners LP,
8.625%, 06/15/20	$520	$504,400
6.500%, 05/01/21	500	425,000
Inergy LP, 7.000%, 10/01/18	1,575	1,480,500
Niska Gas Storage Partners LLC, 8.875%, 03/15/18	750	742,500

		6,391,884

Health Services | 5.5%

Apria Healthcare Group, Inc., 11.250%, 11/01/14	550	528,000
Biomet, Inc., 10.000%, 10/15/17	925	952,750
Fresenius US Finance II, Inc., 9.000%, 07/15/15 (c)	525	580,125
Giant Funding Corp., 8.250%, 02/01/18 (c)	1,525	1,525,000
Health Management Associates, Inc., 6.125%, 04/15/16	1,000	982,500
Lantheus Medical Imaging, Inc., 9.750%, 05/15/17	375	346,875
Service Corp. International, 6.750%, 04/01/16	750	768,750
Tenet Healthcare Corp., 8.875%, 07/01/19	1,000	1,057,500
Vanguard Health Holding Co. LLC, 8.000%, 02/01/18	1,000	917,500

		7,659,000

Leisure & Entertainment | 2.2%

AMC Entertainment, Inc.:
8.000%, 03/01/14	497	479,605
8.750%, 06/01/19	200	196,500
Cedar Fair LP, 9.125%, 08/01/18	225	232,312

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (continued)

Live Nation Entertainment, Inc., 8.125%, 05/15/18 (c)	$135	$129,600
Royal Caribbean Cruises, Ltd., 7.250%, 06/15/16	330	334,125
Speedway Motorsports, Inc., 8.750%, 06/01/16	826	861,105
Ticketmaster Entertainment LLC, 10.750%, 08/01/16	850	892,500

		3,125,747

Machinery | 1.2%

Case New Holland, Inc., 7.750%, 09/01/13	200	208,500
Terex Corp., 10.875%, 06/01/16	550	583,000
The Manitowoc Co., Inc., 8.500%, 11/01/20	1,000	905,000

		1,696,500

Media | 3.5%

Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,475	1,508,187
Lamar Media Corp., 7.875%, 04/15/18	1,000	1,000,000
LIN Television Corp., 8.375%, 04/15/18	1,400	1,414,000
WMG Acquisition Corp., 9.500%, 06/15/16	945	956,813

		4,879,000

Metals & Mining | 1.5%

Aleris International, Inc., 7.625%, 02/15/18 (c)	1,175	1,054,563
FMG Resources (August 2006) Property, Ltd., 7.000%, 11/01/15 (c)	1,050	976,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	100	107,250

		2,138,313

Description	Principal Amount (000)	Value

Packaging | 1.1%

Reynolds Group Issuer, Inc., 8.750%, 10/15/16 (c)	$1,500	$1,503,750

Pharmaceutical & Biotechnology | 2.8%

Mylan, Inc.:
7.625%, 07/15/17 (c)	400	416,000
7.875%, 07/15/20 (c)	650	679,250
Valeant Pharmaceuticals International, Inc., 6.500%, 07/15/16 (c)	1,500	1,395,000
Warner Chilcott PLC, 7.750%, 09/15/18	1,575	1,504,125

		3,994,375

Printing & Publishing | 3.4%

Deluxe Corp., 7.375%, 06/01/15	1,005	994,950
Gannett Co., Inc., 7.125%, 09/01/18	1,676	1,585,915
RR Donnelley & Sons Co., 7.250%, 05/15/18	1,600	1,446,000
The McClatchy Co., 11.500%, 02/15/17	900	780,750

		4,807,615

Real Estate | 3.3%

CB Richard Ellis Services, Inc., 11.625%, 06/15/17	975	1,099,313
CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	1,600	1,376,000
DuPont Fabros Technology LP, 8.500%, 12/15/17	1,000	1,035,000
Forest City Enterprises, Inc., 7.625%, 06/01/15	475	456,000
Ventas Realty LP, 6.500%, 06/01/16	650	668,959

		4,635,272

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (continued)

Restaurants | 1.4%

Landry’s Restaurants, Inc., 11.625%, 12/01/15	$1,075	$1,080,375
Wendy’s/Arby’s Restaurants LLC, 10.000%, 07/15/16	825	868,313

		1,948,688

Retail | 4.0%

Ingles Markets, Inc., 8.875%, 05/15/17	1,238	1,296,805
QVC, Inc., 7.500%, 10/01/19 (c)	1,000	1,065,000
Saks, Inc., 9.875%, 10/01/11	585	585,000
Sears Holdings Corp., 6.625%, 10/15/18	1,525	1,258,125
SuperValu, Inc., 8.000%, 05/01/16	1,450	1,370,250

		5,575,180

Steel-Producers | 1.4%

AK Steel Corp., 7.625%, 05/15/20	1,400	1,226,750
Steel Dynamics, Inc., 7.750%, 04/15/16	264	260,040
United States Steel Corp., 6.050%, 06/01/17	475	432,250

		1,919,040

Support Services | 5.1%

Avis Budget Car Rental LLC:
7.625%, 05/15/14	341	339,295
7.750%, 05/15/16	410	395,650
Expedia, Inc., 8.500%, 07/01/16	375	410,625
Hertz Corp.:
8.875%, 01/01/14	60	60,000
7.500%, 10/15/18	1,000	955,000
Iron Mountain, Inc., 8.000%, 06/15/20	1,600	1,608,000

Description	Principal Amount (000)	Value

The GEO Group, Inc., 7.750%, 10/15/17	$1,375	$1,419,687
United Rentals North America, Inc., 9.250%, 12/15/19	1,000	1,037,500
West Corp., 11.000%, 10/15/16	850	875,500

		7,101,257

Technology Hardware | 0.8%

Seagate HDD Cayman, 7.750%, 12/15/18 (c)	1,175	1,151,500

Telecommunications | 7.7%

Cincinnati Bell, Inc., 8.250%, 10/15/17	850	824,500
Cricket Communications, Inc., 7.750%, 05/15/16	750	752,813
Equinix, Inc., 8.125%, 03/01/18	1,182	1,244,055
Frontier Communications Corp., 8.125%, 10/01/18	1,400	1,372,000
GCI, Inc., 8.625%, 11/15/19	1,000	1,042,500
Intelsat Jackson Holdings, Ltd.:
11.250%, 06/15/16	350	357,000
7.250%, 04/01/19 (c)	1,300	1,205,750
Level 3 Financing, Inc., 9.250%, 11/01/14	420	414,750
Sprint Capital Corp., 6.900%, 05/01/19	1,475	1,268,500
Wind Acquisition Finance SA, 11.750%, 07/15/17 (c)	800	680,000
Windstream Corp., 8.125%, 09/01/18	1,575	1,586,812

		10,748,680

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (concluded)

Transportation | 2.2%

Hapag-Lloyd AG, 9.750%, 10/15/17 (c)	$1,000	$690,000
Kansas City Southern Railway, Co., 13.000%, 12/15/13	325	372,125
Overseas Shipholding Group, Inc., 8.125%, 03/30/18	1,300	1,079,000
Teekay Corp., 8.500%, 01/15/20	1,000	957,500

		3,098,625

Total Corporate Bonds (Identified cost $135,960,066)		131,327,445

Description	Shares	Value

Short-Term Investment | 3.9%

State Street Institutional Treasury Money Market Fund (Identified cost $5,485,069)	5,485,069	$5,485,069

Total Investments | 97.7% (Identified cost $141,445,135) (b)		$136,812,514

Cash and Other Assets in Excess of Liabilities | 2.3%		3,190,917

Net Assets | 100.0%		$140,003,431

Description	Principal Amount (000)	Value

Lazard U.S. Municipal Portfolio

Municipal Bonds | 98.5%

California | 4.4%

California State, 5.000%, 03/01/18	$250	$287,255
California State Department of Water Resources Revenue Water System Series Y Pre-refunded, 5.250%, 12/01/12 (Escrowed to Maturity) (j)	5	5,289
Los Angeles California Unified School District Election of 1997 Series E, 5.125%, 07/01/21 (Pre-Refunded to 07/01/12 @ $100) (j)	50	51,802
Tulare California Joint Union High School District Election of 2004 Series A, 5.000%, 08/01/13	50	52,910
University of California Revenue Series C, 4.750%, 05/15/14 (Pre-Refunded to 05/15/13 @ $101) (j)	50	54,113
Val Verde California Unified School District School Construction, 5.000%, 01/01/22 (Pre-Refunded to 01/01/15 @ $100) (j)	50	56,942

		508,311

Colorado | 0.5%

Denver Colorado City & County Airport Revenue Series B, 5.500%, 11/15/33 (Pre-Refunded to 11/15/13 @ $100) (j)	50	55,434

Connecticut | 3.6%

Connecticut State:
Series C, 5.000%, 06/01/14	25	27,900
Series D, 5.000%, 12/01/13	25	27,426
Connecticut State Clean Water Funding Revenue, 5.050%, 10/01/21 (Pre-Refunded to 10/01/11 @ $100) (j)	25	25,000

Description	Principal Amount (000)	Value

Connecticut State Health & Educational Facility Authority Revenue Connecticut State University System Series E, 5.000%, 11/01/15 (Pre-Refunded to 11/01/12 @ $100) (j)	$50	$52,519
Connecticut State Refunded Revolving Funding Series B, 5.000%, 10/01/13	25	27,266
Connecticut State Special Tax Obligation Revenue 2nd Lien Transportation Information Series 1, 5.000%, 02/01/15	50	56,853
Glastonbury Connecticut, 5.000%, 08/01/14	25	28,133
Greenwich Connecticut, 5.000%, 06/01/17	50	60,025
Hartford County Connecticut Metropolitan District, 5.000%, 05/01/13	25	26,813
Stamford Connecticut, 5.000%, 08/15/18 (Pre-Refunded to 08/15/12 @ $100) (j)	25	26,034
University of Connecticut Series A:
5.375%, 04/01/14 (Pre-Refunded to 04/01/12 @ $100) (j)	25	25,633
5.000%, 02/15/15	25	28,547

		412,149

Florida | 4.7%

Collier County Florida Industrial Development Authority Health Care Facilities Revenue NCH Healthcare System Project, 3.000%, 10/01/12	500	508,075
JEA Florida Electric Systems Revenue Series G, 5.000%, 10/01/19	25	28,951

		537,026

Georgia | 2.6%

Georgia State Series I, 5.000%, 07/01/18	200	244,272

Description	Principal Amount (000)	Value

Lazard U.S. Municipal Portfolio (continued)

Georgia State Road & Tollway Authority Revenue Federal Highway Grant Anticipation Bonds Series A, 5.000%, 06/01/19	$50	$61,393

		305,665

Illinois | 8.1%

Illinois State, 5.375%, 07/01/18	75	76,672
Illinois State Toll Highway Authority Revenue Senior Priority Series A, 5.000%, 01/01/16	400	449,156
Will County Illinois Community Unit School District No. 209-U Wilmington, 9.000%, 01/01/24	320	408,038

		933,866

Indiana | 2.1%

Brownsburg Indiana 1999 School Building Corp. Refunded & Improvement, 5.375%, 02/01/23 (Pre-Refunded to 02/01/12 @ $100) (j)	50	50,835
Decatur Township Marion County Multi- School Building Corp., 5.000%, 07/15/17 (Pre-Refunded to 07/15/13 @ $100) (j)	100	108,271
Indianapolis Indiana Local Public Improvement Board Series A-1, 5.000%, 01/15/20	25	29,360
Purdue University Indiana University Revenue Student Fee Series U, 5.000%, 07/01/15	50	57,619

		246,085

Maryland | 5.5%

Baltimore County Maryland Construction Public Improvement, 5.000%, 02/01/12	50	50,779
Carroll County Maryland, 5.000%, 11/01/17	100	121,340
Maryland State & Local Facilities Loan Series C, 5.000%, 03/01/16	350	410,683

Description	Principal Amount (000)	Value

Maryland State Department of Transportation, 5.000%, 03/01/15	$50	$57,204

		640,006

Massachusetts | 11.4%

Lowell Massachusetts, 5.000%, 10/15/15	300	321,828
Massachusetts Bay Transportation Authority Revenue Assessment Series A, 5.000%, 07/01/21	300	334,785
Massachusetts State:
Series A, 5.000%, 09/01/14	150	168,703
Series E,
5.000%, 11/01/24 (Pre-Refunded to 11/01/16 @ $100) (j)	50	59,758
Southampton Massachusetts, 5.500%, 05/01/12	435	436,514

		1,321,588

Michigan | 2.2%

Michigan State Building Authority Revenue Facilities Program Series I, 5.500%, 10/15/15 (Pre-Refunded to 10/15/11 @ $100) (j)	250	250,373

Minnesota | 4.1%

Minnesota State, 5.000%, 11/01/16	400	476,100

Missouri | 0.2%

St. Louis Missouri Parking Facilities Revenue Downtown Parking Facilities Series A, 6.000%, 02/01/28 (Pre-Refunded to 02/01/12 @ $100) (j)	25	25,459

New Jersey | 8.4%

Berkeley Township New Jersey Board of Education, 4.500%, 10/01/19	50	59,634

Description	Principal Amount (000)	Value

Lazard U.S. Municipal Portfolio (continued)

Burlington County New Jersey Bridge Commission Pooled Loan Revenue County Guarenteed Governmental Loan Program, 5.000%, 08/15/15	$25	$28,635
Essex County New Jersey Improvement Authority:
Guarenteed Lease County Correctional Series A, 5.000%, 10/01/28 (Pre-Refunded to 10/01/13 @ $100) (j)	50	54,625
Project Revenue Series 2006, 5.250%, 12/15/19	25	29,177
Jackson Township New Jersey School District, 5.000%, 06/15/14	25	27,638
Middlesex County New Jersey, 5.000%, 01/15/14	50	54,837
New Jersey Economic Development Authority Revenue School Facilities Construction Series C, 5.000%, 06/15/18 (Pre-Refunded to 06/15/12 @ $100) (j)	25	25,825
New Jersey Environmental Infrastructure Trust:
Series A, 5.000%, 09/01/17	25	30,289
Series C, 5.000%, 09/01/14	25	27,979
New Jersey State, 5.000%, 08/01/22 (Pre-Refunded to 08/01/12 @ $100) (j)	50	51,954
New Jersey State Educational Facilities Authority Revenue:
Princeton University Series E, 5.000%, 07/01/20 (Pre-Refunded to 07/01/13 @ $100) (j)	50	54,091
Rowan University Series C, 5.125%, 07/01/28 (Pre-Refunded to 07/01/14 @ $100) (j)	50	56,297

Description	Principal Amount (000)	Value

New Jersey State Transportation Trust Funding Authority Transportation System:
Series A, 5.625%, 06/15/14 (Escrowed to Maturity) (j)	$75	$85,296
Series C, 5.250%, 06/15/14 (Escrowed to Maturity) (j)	50	56,362
5.500%, 06/15/24 (Pre-Refunded to 06/15/13 @ $100) (j)	50	54,364
Series D,
5.000%, 06/15/16 (Pre-Refunded to 06/15/15 @ $100) (j)	25	28,944
New Jersey State Turnpike Authority Revenue Series A:
Pre-refunded, 6.000%, 01/01/14 (Escrowed to Maturity) (j)	50	56,162
Refunded, 6.000%, 01/01/14 (Escrowed to Maturity) (j)	50	56,162
Newark New Jersey Housing Authority/Port Authority Newark Marine Terminal, 5.000%, 01/01/37 (Pre-Refunded to 01/01/14 @ $100) (j)	25	27,525
Tobacco Settlement Financing Corp. New Jersey:
5.000%, 06/01/13 (Escrowed to Maturity) (j)	25	26,926
6.250%, 06/01/43 (Pre-Refunded to 06/01/13 @ $100) (j)	50	54,883
Watchung Hills New Jersey Regional High School District, 4.250%, 01/15/13	25	26,252

		973,857

New Mexico | 2.1%

New Mexico Finance Authority State Transportation Revenue Sub Lien Series A-2, 5.000%, 12/15/17	200	239,684

New York | 10.8%

Long Island Power Authority New York Electric Systems Revenue Series A, 5.000%, 04/01/15	25	28,100

Description	Principal Amount (000)	Value

Lazard U.S. Municipal Portfolio (continued)

Metropolitan Transportation Authority New York:
Dedicated Tax Funding:
Series A, 5.000%, 11/15/13	$75	$81,415
4.750%, 04/01/28 (Pre-Refunded to 10/01/15 @ $100) (j)	50	58,123
Series F, 5.000%, 11/15/13	80	86,843
New York City New York Series A, 5.000%, 08/01/14	25	28,021
New York State Dormitory Authority Revenue:
Columbia University Series B, 5.000%, 07/01/16	145	172,147
Insured Student Housing Corp., 5.000%, 07/01/23 (Pre-Refunded to 07/01/14 @ $100) (j)	50	56,200
Lease Revenue State University Dormitory Facilities MBIA-IBC, 5.000%, 07/01/32 (Pre-Refunded to 07/01/12 @ $100) (j)	50	51,756
State Personal Income Tax Revenue Education Series A, 5.000%, 03/15/17	100	115,272
New York State Environmental Facilities Corp. State Income Tax Revenue Series A, 5.000%, 12/15/14	25	28,407
New York State Local Government Assistance Corp. Series C, 5.000%, 04/01/16	50	58,446
New York State Thruway Authority Highway & Bridge Trust Fund:
Series A, 5.000%, 04/01/15	135	154,470
Series B, 5.000%, 04/01/16	50	57,738
New York State Urban Development Corp. Revenue State Income Tax Series B-1, 5.000%, 03/15/12	25	25,530

Description	Principal Amount (000)	Value

Onondaga County New York Public Improvement Series C, 5.000%, 05/01/12	$25	$25,683
Triborough Bridge & Tunnel Authority New York Revenue General Purpose Series A, 5.000%, 01/01/32 (Pre-Refunded to 01/01/12 @ $100) (j)	50	50,574
TSASC Inc. New York Tobacco Settlement Asset-Backed Series 1, 5.750%, 07/15/32 (Pre-Refunded to 07/15/12 @ $100) (j)	50	52,119
Valley Stream New York Central High School District, 5.000%, 02/15/14	50	54,594
West Islip New York Union Free School District, 5.000%, 10/01/15	50	57,231

		1,242,669

North Carolina | 2.3%

North Carolina State Series C, 5.000%, 05/01/21	25	30,988
Wake County North Carolina Public Improvement, 5.000%, 04/01/17	200	239,784

		270,772

Pennsylvania | 4.8%

Pennsylvania State Higher Educational Facilties Authority Revenue Temple University, 5.000%, 04/01/15	400	447,268
Pennsylvania State Public School Building Authority School Revenue Lease Philadelphia School District Project, 5.000%, 06/01/33 (Pre-Refunded to 06/01/13 @ $100) (j)	100	107,704

		554,972

Description	Principal Amount (000)	Value

Lazard U.S. Municipal Portfolio (concluded)

Tennessee | 3.3%

Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Vanderbilt University Series B, 5.000%, 10/01/18	$315	$378,854

Texas | 6.9%

Dallas Texas Refunded & Improvement Series A, 5.000%, 02/15/20	325	393,867
Decatur Texas Independent School District School Building, 5.250%, 08/15/25	100	112,469
Plano Texas Independent School District School Building:
5.000%, 02/15/14 (Pre-Refunded to 02/15/13 @ $100) (j)	20	21,290
Unrefunded, 5.000%, 02/15/14	30	31,787
Texas State Transportation Commission Revenue, 5.000%, 04/01/20	200	233,296

		792,709

Utah | 0.9%

Clearfield Utah Sales Tax Revenue, 5.000%, 07/01/20 (Pre-Refunded to 07/01/13 @ $100) (j)	100	108,090

Washington | 7.2%

Energy Northwest Washington Electric Revenue Project No.3 Series A, 5.500%, 07/01/17	350	377,583
Washington State Series R-A, 5.000%, 01/01/15	400	454,292

		831,875

Description	Principal Amount (000)	Value

Wisconsin | 2.4%

Wisconsin State Health & Educational Facilities Authority Revenue Gundersen Lutheran Series A, 5.000%, 10/15/17	$250	$278,403

Total Municipal Bonds
(Identified cost $11,118,103)		11,383,947

Description	Shares	Value

Short-Term Investment | 0.3%

State Street Institutional Treasury Money Market Fund (Identified cost $36,341)	36,341	$36,341

Total Investments | 98.8%
(Identified cost $11,154,444) (b)		$11,420,288

Cash and Other Assets in Excess of Liabilities | 1.2%		141,641

Net Assets | 100.0%		$11,561,929

Description	Shares	Value

Lazard Capital Allocator Opportunistic Strategies Portfolio

Exchange-Traded Funds | 78.4%

Consumer Discretionary Select Sector SPDR Fund	193,400	$6,753,528
Consumer Staples Select Sector SPDR Fund	383,200	11,381,040
Energy Select Sector SPDR Fund	94,800	5,554,332
Health Care Select Sector SPDR Fund	408,000	12,941,760
Industrial Select Sector SPDR Fund	168,200	4,913,122
iShares FTSE China 25 Index Fund	198,200	6,110,506
iShares MSCI Japan Index Fund	1,477,000	13,972,420
iShares MSCI Taiwan Index Fund	139,100	1,642,771
Market Vectors Agribusiness ETF	72,600	3,138,498
Materials Select Sector SPDR Fund	148,000	4,339,360
SPDR Barclays Capital High Yield Bond ETF	921,400	33,345,466
SPDR Gold Trust (a)	53,250	8,417,760
SPDR Russell/Nomura Small Cap Japan ETF	273,000	11,744,460
Vanguard Information Technology Index ETF	195,900	11,125,161
Vanguard Short-Term Corporate Bond ETF	317,700	24,663,051
Vanguard Utilities ETF	158,900	11,354,994

Total Exchange-Traded Funds (Identified cost $184,617,401)		171,398,229

Closed-End Management Investment Companies | 4.1%

China Fund, Inc.	199,500	4,588,500
Tri-Continental Corp.	344,500	4,382,040

Total Closed-End Management Investment Companies (Identified cost $10,723,129)		8,970,540

Short-Term Investment | 14.4%

State Street Institutional Treasury Money Market Fund (Identified cost $31,467,412)	31,467,412	31,467,412

Total Investments | 96.9% (Identified cost $226,807,942) (b)		211,836,181

Description	Number of Contracts	Value

Purchased Option | 0.1%

Put - iShares Barclays 20+ Year Treasury Bond Fund, Expires 01/21/12 (Identified cost $4,317,455)	7,084	$191,268

Total Investments and Purchased

Option | 97.0% (Identified cost $231,125,397)		$212,027,449

Cash and Other Assets in Excess of Liabilities | 3.0%		6,529,710

Net Assets | 100.0%		$218,557,159

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

Forward Currency Contracts open at September 30, 2011:

Forward Currency Sale Contract	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
JPY	SSB	12/06/11	1,279,680,600	$16,606,027	$16,692,067	$86,040

Written Options open at September 30, 2011:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value
SPDR Gold Shares Call	400	190.00	10/22/11	$58,299	$5,600
SPDR Gold Shares Put	400	150.00	10/22/11	21,100	89,200

Total Written Options				$79,399	$94,800

Total Return Swap Agreements open at September 30, 2011:

Currency	Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Appreciation/ Depreciation

USD	GSC	(9,130,925)	07/06/12	1 Month USD LIBOR plus 0.40%	Appreciation, and dividends paid, on securities in the Equity Basket	$(672,125)

USD	GSC	(9,687,808)	06/13/12	1 Month USD LIBOR plus 0.40%	Appreciation, and dividends paid, on securities in the Equity Basket	(776,048)

USD	GSC	4,524,940	07/09/12	Appreciation, and dividends paid, on securities in the Equity Basket	1 Month USD LIBOR minus 1.25%	145,740

USD	GSC	4,154,080	07/23/12	Appreciation, and dividends paid, on securities in the Equity Basket	1 Month USD LIBOR plus 0.40%	(225,120)

USD	GSC	(5,107,537)	07/30/12	1 Month USD LIBOR plus 0.40%	Appreciation, and dividends paid, on securities in the Equity Basket	(318,237)

Total net unrealized depreciation on Total Return Swap Agreements						$(1,845,790)

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

U.S. Equity Value Portfolio	$11,950,799	$394,580	$1,469,836	$(1,075,256)
U.S. Strategic Equity Portfolio	65,474,397	5,757,679	4,522,657	1,235,022
U.S. Mid Cap Equity Portfolio	149,469,019	3,478,028	20,332,348	(16,854,320)
U.S. Small-Mid Cap Equity Portfolio	175,256,048	2,051,658	30,431,927	(28,380,269)
Global Listed Infrastructure Portfolio	244,817,821	5,776,503	27,053,582	(21,277,079)
International Equity Portfolio	104,100,234	6,951,813	10,033,540	(3,081,727)
International Equity Select Portfolio	6,314,405	273,548	700,659	(427,111)
International Strategic Equity Portfolio	435,754,359	23,119,157	46,922,356	(23,803,199)
International Small Cap Equity Portfolio	53,145,840	9,606,072	5,953,089	3,652,983
Emerging Markets Equity Portfolio	14,842,273,828	961,585,646	1,969,851,400	(1,008,265,754)
Developing Markets Equity Portfolio	276,865,151	213,248	76,977,490	(76,764,242)
Emerging Markets Equity Blend Portfolio	122,112,849	446,798	27,050,990	(26,604,192)
Emerging Markets Multi-Strategy Portfolio	41,890,671	65,263	5,626,740	(5,561,477)
Emerging Markets Debt Portfolio	99,092,831	153,170	2,641,456	(2,488,286)
U.S. Realty Income Portfolio	3,944,769	17,074	414,409	(397,335)
U.S. Realty Equity Portfolio	2,752,395	69,154	398,080	(328,926)
International Realty Equity Portfolio	1,472,355	19,500	283,276	(263,776)
U.S. High Yield Portfolio	141,445,135	2,884,240	7,516,861	(4,632,621)
U.S. Municipal Portfolio	11,154,444	299,577	33,733	265,844
Capital Allocator Opportunistic Strategies Portfolio	226,807,942	1,048,337	16,020,098	(14,971,761)

(c)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers,” and are considered to be liquid at September 30, 2011. The percentage of net assets are as follows:

Portfolio	Percentage of Net Assets

Global Listed Infrastructure Portfolio	4.0%
International Equity Portfolio	1.4
International Strategic Equity Portfolio	0.7
Emerging Markets Equity Portfolio	1.4
Developing Markets Equity Portfolio	15.7
Emerging Markets Equity Blend Portfolio	6.1
Emerging Markets Multi-Strategy Portfolio	18.4
Emerging Markets Debt Portfolio	17.8
U.S. High Yield Portfolio	23.7

(d)	Principal amount denominated in USD unless otherwise specified.

(e)	Principal amount denominated in respective country’s currency.

(f)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at September 30, 2011, which may step up at a future date.

(g)	Issue in default.

(h)	Bankrupt issuer; security valued at zero; principal amount denominated in respective country’s currency.

(i)	Segregated security for forward currency contracts.

(j)	Security collateralized by an amount sufficient to pay principal and interest.

Security Abbreviations:
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Currency Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNY — Chinese Renminbi
CZK — Czech Koruna
EUR — Euro
GHS — Ghanaian Cedi
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican New Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PLN — Polish Zloty
RON — New Romanian Leu
RUB — Russian Ruble
SGD — Singapore Dollar
THB — Thai Baht
TRY — New Turkish Lira
USD — United States Dollar
ZAR — South African Rand

Counterparty Abbreviations:
BNP — BNP Paribas SA
BRC — Barclays Bank PLC
CAN — Canadian Imperial Bank of Commerce
CIT — Citibank NA
CSF — Credit Suisse Group AG
GSC — Goldman Sachs Group, Inc.
HSB — HSBC Bank USA
ING — ING Bank NV
JPM — JPMorgan Chase Bank
MEL — Mellon Bank NA
RBC — Royal Bank of Canada
SCB — Standard Chartered Bank
SSB — State Street Bank and Trust Co.
UBS — UBS AG

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Small Cap Equity Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Multi- Strategy Portfolio	Lazard Emerging Markets Debt Portfolio	Lazard International Realty Equity Portfolio

Agriculture	—%	0.9%	—%	1.0%	—%	0.9%	2.1%	2.0%	1.0%	—%	—%
Airport Development & Maintenance	16.6	—	—	—	—	—	—	—	—	—	—
Alcohol & Tobacco	—	4.9	8.4	7.8	1.0	6.0	—	2.8	1.2	—	—
Apparel & Textiles	—	—	—	—	—	—	1.5	1.3	0.6	—	—
Automotive	—	3.2	2.7	3.1	1.4	—	3.5	1.9	0.9	—	—
Banking	—	9.7	10.4	6.4	1.8	17.6	23.5	18.1	9.2	1.0	—
Building Materials	—	—	—	—	—	0.7	—	—	—	—	—
Cable Television	—	—	—	1.1	—	—	—	—	—	—	—
Chemicals	—	—	—	2.1	1.1	—	—	—	0.2	0.1	—
Coal Producer & Power Generator	—	—	—	—	—	—	—	—	0.2	0.3	—
Commercial Services	—	4.1	1.9	3.0	18.4	4.7	—	1.6	0.7	—	—
Computer Software	—	1.5	2.9	—	1.0	2.0	2.4	3.1	1.4	—	—
Construction & Engineering	—	—	—	—	2.4	1.9	3.2	3.1	1.4	—	—
Consumer Products	—	—	—	1.9	6.5	4.6	0.3	2.0	0.9	—	—
Diamonds & Precious Stones	—	—	—	—	—	—	—	—	—	0.2	—
Diversified	—	0.5	1.1	—	—	2.5	—	1.6	1.2	0.4	—
Electric	20.9	1.0	—	—	—	1.3	1.4	1.3	0.7	0.3	—
Energy Exploration & Production	—	0.9	1.2	2.1	1.1	1.6	5.9	1.3	1.3	0.9	—
Energy Integrated	—	5.3	5.2	1.9	1.0	6.0	6.7	7.7	4.8	1.7	—
Energy Services	1.9	1.8	2.6	2.7	4.3	—	2.8	1.4	0.6	—	—
Financial Services	—	1.3	1.7	3.9	3.6	6.8	3.1	3.7	1.5	—	—
Food & Beverages	—	3.8	3.8	6.8	1.2	1.1	—	1.6	0.7	—	—
Forest & Paper Products	—	1.3	1.3	2.3	1.1	0.7	—	1.2	0.5	—	—
Gas Utilities	14.6	—	—	—	—	0.6	—	—	0.3	0.1	—
Health Services	—	—	—	—	3.1	—	1.0	—	—	—	—
Housing	—	6.4	4.2	7.2	1.4	2.0	—	—	—	—	3.0
Insurance	—	3.7	3.2	5.1	—	1.1	1.6	1.9	0.8	—	—
Leisure & Entertainment	—	1.6	1.4	5.1	2.9	0.9	1.9	2.0	1.4	0.4	—
Manufacturing	—	6.3	6.8	4.9	14.1	4.4	6.3	5.6	2.5	—	—
Medical Products	—	—	—	1.2	7.0	—	—	—	—	—	—
Metals & Mining	—	3.3	5.6	2.1	0.6	9.0	4.5	7.3	4.6	1.3	—
Pharmaceutical & Biotechnology	—	10.9	10.3	8.9	4.1	—	—	—	—	—	—
Real Estate	—	2.0	2.4	—	—	—	5.8	1.8	0.8	—	95.6
Restaurants	—	—	—	—	—	—	—	—	—	0.8	—
Retail	—	6.1	5.4	7.6	5.5	4.2	3.9	2.6	1.1	—	—
Semiconductors & Components	—	3.6	3.8	—	5.8	4.7	5.2	6.2	3.2	0.4	—
Special Purpose Entity	—	—	—	—	—	—	—	—	0.2	0.1	—
Technology	—	1.6	1.9	2.1	2.0	0.6	—	—	—	—	—
Technology Hardware	0.3	—	—	1.1	1.1	2.0	2.5	2.0	0.9	—	—
Telecommunications	—	6.2	6.8	1.2	4.4	9.4	3.0	7.4	4.0	0.7	—
Transportation	36.6	1.9	2.5	1.9	1.2	0.9	2.2	1.3	0.8	0.6	—
Water	5.0	—	—	—	—	—	—	—	—	—	—
Subtotal	95.9	93.8	97.5	94.5	99.1	98.2	94.3	93.8	49.6	9.3	98.6
Foreign Government Obligations	—	—	—	—	—	—	—	—	19.1	43.7	—
Supranationals	—	—	—	—	—	—	—	—	0.5	0.3	—
Short-Term Investments	3.2	—	4.0	7.3	0.5	1.5	3.1	5.5	30.3	50.3	—
Repurchase Agreement	—	6.3	—	—	—	—	—	—	—	—	—
Total Investments	99.1%	100.1%	101.5%	101.8%	99.6%	99.7%	97.4%	99.3%	99.5%	103.6%	98.6%

Valuation of Investments:
Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Lazard Funds, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Except as described below, securities listed on foreign exchanges are valued at the last reported sales price; securities listed on foreign exchanges not traded on the valuation date are valued at the last quoted bid price. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is normally 4:10 p.m. Eastern time). Swap agreements on equity assets are valued at the equity basket price as of the close of regular trading on the NYSE on each valuation date. Forward currency contracts are valued at the current cost of offsetting the contracts. Investments in money market funds are valued at the fund’s net asset value. Repurchase agreements are valued at the principal amounts plus accrued interest.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as derivative instruments), such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board. The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Fair Value Measurements:
Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level for the period of September 30, 2011:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2011

U.S. Equity Value Portfolio
Common Stocks	$10,697,849	$—	$—	$10,697,849
Short-Term Investment	—	177,694	—	177,694

Total	$10,697,849	$177,694	$—	$10,875,543

U.S. Strategic Equity Portfolio
Common Stocks	$64,971,095	$—	$—	$64,971,095
Preferred Stock	—	—	688,868	688,868
Short-Term Investment	—	1,049,456	—	1,049,456

Total	$64,971,095	$1,049,456	$688,868	$66,709,419

U.S. Mid Cap Equity Portfolio
Common Stocks	$128,239,826	$—	$—	$128,239,826
Preferred Stock	—	—	1,986,091	1,986,091
Short-Term Investment	—	2,388,782	—	2,388,782

Total	$128,239,826	$2,388,782	$1,986,091	$132,614,699

U.S. Small-Mid Cap Equity Portfolio
Common Stocks	$140,962,822	$—	$—	$140,962,822
Preferred Stock	—	—	687,957	687,957
Repurchase Agreement	—	5,225,000	—	5,225,000

Total	$140,962,822	$5,225,000	$687,957	$146,875,779

Global Listed Infrastructure Portfolio
Assets:
Common Stocks	$47,183,282	$169,054,364	$—	$216,237,646
Short-Term Investment	—	7,303,096	—	7,303,096
Other Financial Instruments*
Forward Currency Contracts	—	5,723,358	—	5,723,358

Total	$47,183,282	$182,080,818	$—	$229,264,100

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(105,735)	—	$(105,735)

International Equity Portfolio
Common Stocks	$8,354,296	$86,271,211	$—	$94,625,507
Repurchase Agreement	—	6,393,000	—	6,393,000

Total	$8,354,296	$92,664,211	$—	$101,018,507

International Equity Select Portfolio
Common Stocks	$740,178	$4,915,603	$—	$5,655,781
Short-Term Investment	—	231,513	—	231,513

Total	$740,178	$5,147,116	$—	$5,887,294

International Strategic Equity Portfolio
Common Stocks	$8,118,066	$368,970,428	$—	$377,088,494
Preferred Stock	5,232,839	—	—	5,232,839
Short-Term Investment	—	29,629,827	—	29,629,827

Total	$13,350,905	$398,600,255	$—	$411,951,160

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2011

International Small Cap Equity Portfolio
Common Stocks	$1,122,844	$54,815,703	$—	$55,938,547
Preferred Stock	—	601,592	—	601,592
Short-Term Investment	—	258,684	—	258,684

Total	$1,122,844	$55,675,979	$—	$56,798,823

Emerging Markets Equity Portfolio
Common Stocks	$4,902,916,596	$8,337,531,710	$—	$13,240,448,306
Preferred Stocks	384,767,000	—	—	384,767,000
Short-Term Investment	—	208,792,768	—	208,792,768

Total	$5,287,683,596	$8,546,324,478	$—	$13,834,008,074

Developing Markets Equity Portfolio
Common Stocks	$70,887,908	$109,847,516	$—	$180,735,424
Preferred Stock	12,952,996	—	—	12,952,996
Short-Term Investment	—	6,412,489	—	6,412,489

Total	$83,840,904	$116,260,005	$—	$200,100,909

Emerging Markets Equity Blend Portfolio
Common Stocks	$40,865,880	$44,261,373	$—	$85,127,253
Preferred Stock	5,135,956	—	—	5,135,956
Short-Term Investment	—	5,245,448	—	5,245,448

Total	$46,001,836	$49,506,821	$—	$95,508,657

Emerging Markets Multi-Strategy Portfolio
Assets:
Common Stocks	$7,878,712	$6,354,954	$—	$14,233,666
Preferred Stocks	851,190	—	—	851,190
Corporate Bonds	—	2,497,080	—	2,497,080
Foreign Government Obligations	—	6,979,891	—	6,979,891
Quasi Bonds	—	528,158	—	528,158
Supranationals	—	194,449	—	194,449
Short-Term Investment	—	11,044,760	—	11,044,760
Other Financial Instruments*
Purchased Options	—	39,793	—	39,793
Forward Currency Contracts	—	272,670	—	272,670

Total	$8,729,902	$27,911,755	$—	$36,641,657

Liabilities:
Other Financial Instruments*
Written Options	$—	$(12,682)	$—	$(12,682)
Forward Currency Contracts	—	(522,546)	—	(522,546)

Total	$—	$(535,228)	$—	$(535,228)

Emerging Markets Debt Portfolio
Assets:
Coporate Bonds	$—	$6,597,756	$—	$6,597,756

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2011

Foreign Government Obligations	—	40,801,263	—	40,801,263
Quasi Bonds	—	2,080,075	—	2,080,075
Supranationals	—	235,173	—	235,173
Short-Term Investments	—	46,890,278	—	46,890,278
Other Financial Instruments*
Purchased Options	—	70,400	—	70,400
Forward Currency Contracts	—	204,141	—	204,141

Total	$—	$96,879,086	$—	$96,879,086

Liabilities:
Other Financial Instruments*
Written Options	$—	$(250)	$—	$(250)
Swap Agreement	—	(27,812)	—	(27,812)
Forward Currency Contracts	—	(311,176)	—	(311,176)

Total	$—	$(339,238)	$—	$(339,238)

U.S. Realty Income Portfolio
Common Stocks	$266,588	$—	$—	$266,588
Preferred Stocks	1,680,607	—	—	1,680,607
Real Estate Investment Trusts	1,600,239	—	—	1,600,239
Other Financial Instruments*
Purchased Option	39,600	—	—	39,600

Total	$3,587,034	$—	$—	$3,587,034

U.S. Realty Equity Portfolio
Common Stocks	$316,398	$—	$—	$316,398
Real Estate Investment Trusts	2,107,071	—	—	2,107,071
Other Financial Instruments*
Purchased Option	5,800	—	—	5,800

Total	$2,429,269	$—	$—	$2,429,269

International Realty Equity Portfolio

Common Stocks	$183,144	$785,968	$—	$969,112
Real Estate Investment Trusts	13,793	225,674	—	239,467

Total	$196,937	$1,011,642	$—	$1,208,579

U.S. High Yield Portfolio
Corporate Bonds	$—	$131,327,445	$—	$131,327,445
Short-Term Investment	—	5,485,069	—	5,485,069

Total	$—	$136,812,514	$—	$136,812,514

U.S. Municipal Portfolio
Municipal Bonds	$—	$11,383,947	$—	$11,383,947
Short-Term Investment	—	36,341	—	36,341

Total	$—	$11,420,288	$—	$11,420,288

Capital Allocator Opportunistic Strategies Portfolio
Assets:
Exchange-Traded Funds	$171,398,229	$—	$—	$171,398,229

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2011
Closed-End Management Investment Companies	8,970,540	—	—	8,970,540
Short-Term Investment	—	31,467,412	—	31,467,412
Other Financial Instruments*
Purchased Option	191,268	—	—	191,268
Swap Agreement	—	145,740	—	145,740
Forward Currency Contract	—	86,040	—	86,040

Total	$180,560,037	$31,613,152	$—	$212,173,189

Liabilities:
Other Financial Instruments*
Written Options	$(94,800)	$—	$—	$(94,800)
Swap Agreements	—	(1,991,530)	—	(1,991,530)

Total	$(94,800)	$(1,991,530)	$—	$(2,086,330)

* Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation.

One common stock included in Level 2 in Emerging Markets Equity Portfolio was valued based on reference to a similar security from the same issuer which was trading on an active market. The fixed income securities included in Level 2 were valued based on the last bid price for those securities. The forward currency contracts included in Level 2 were valued based on forward exchange rates as provided by quotation services. The options included in Level 2 were valued based on values provided by an independent pricing vendor model, designed to produce prices that very closely reflect those quoted by global interbank brokers. The swap agreements included in Level 2 were valued based on the value of the underlying assets in the equity basket adjusted for any accrued interest income or expense. The preferred stock included in Level 3 was valued by reference to comparable entities and evaluation of fundamental data relating to the issuer. The short-term investment included in Level 2 was valued at the fund’s net asset value. The repurchase agreements included in Level 2 were valued at the principal amounts plus accrued interest.

In connection with the periodic implementation of fair value pricing procedures with respect to foreign securities, certain securities in the Global Listed Infrastructure, International Equity, International Equity Select, International Strategic Equity, International Small Cap Equity, Emerging Market Equity, Developing Markets Equity, Emerging Markets Equity Blend, Emerging Markets Multi-Strategy and International Realty Equity Portfolios are transferred from Level 1 to Level 2 and revert to Level 1 when the fair value pricing procedure triggers are no longer met. Since the fair value pricing procedure triggers were met at September 30, 2011, any securities which had been valued under these procedures were transferred to Level 2. There were no significant transfers into and out of Level 3 as of September 30, 2011.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2011:

Description	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation	Purchases	Sales	Net Transfers Into Level 3	Net Transfers Out of Level 3	Balance as of September 30, 2011	Net Change in Unrealized Appreciation from Investments Still Held at September 30, 2011

U.S. Strategic Equity
Preferred Stock	$453,501	$—	$—	$235,367	$—	$—	$—	$—	$688,868	$235,367

U.S. Mid Cap Equity
Preferred Stock	$1,307,499	$—	$—	$678,592	$—	$—	$—	$—	$1,986,091	$678,592

U.S. Small-Mid Cap Equity
Preferred Stock	$452,901	$—	$—	$235,056	$—	$—	$—	$—	$687,957	$235,056

U.S. High Yield*
Warrant	$5	$—	$—	$34,342	$—	$(34,347)	$—	$—	$—	$—

* U.S. High Yield Portfolio held two other level 3 securities as of September 30, 2011 that have been excluded from this table as they have no market value.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 28, 2011

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2011